UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

	64106	922 Walnut, Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri	64106	(Zip code)
(Zip code)	(Zip code)	(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia,

PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments.

COMMERCE GROWTH FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Commercial Services – 3.0%
18,200	CDK Global, Inc.	$ 1,136,590
5,600	FleetCor Technologies, Inc.*	1,215,200
10,700	Salesforce.com, Inc.*	1,467,505

		3,819,295

Consumer Durables – 0.9%
31,800	Toll Brothers, Inc.	1,121,268

Consumer Non-Durables – 8.4%
22,500	Colgate-Palmolive Co.	1,507,725
6,300	Constellation Brands, Inc. Class A	1,324,449
14,400	Kimberly-Clark Corp.	1,639,584
13,400	PepsiCo, Inc.	1,541,000
33,600	The Coca-Cola Co.	1,566,768
9,100	The Estee Lauder Cos., Inc. Class A	1,227,954
17,800	V. F. Corp.	1,638,846

		10,446,326

Consumer Services – 6.7%
8,800	McDonald’s Corp.	1,386,352
22,300	Rollins, Inc.	1,225,162
33,200	Service Corp. International	1,306,420
28,300	Starbucks Corp.	1,482,637
13,600	The Walt Disney Co.	1,544,416
18,100	Yum! Brands, Inc.	1,435,149

		8,380,136

Electronic Technology – 15.0%
16,300	Amphenol Corp. Class A	1,524,213
38,200	Apple, Inc.	7,269,078
19,300	BWX Technologies, Inc.	1,269,168
27,400	Cadence Design Systems, Inc.*	1,208,066
22,800	FLIR Systems, Inc.	1,336,080
4,800	Lockheed Martin Corp.	1,565,280
4,700	Northrop Grumman Corp.	1,412,303
4,310	The Boeing Co.	1,535,653
7,000	Thermo Fisher Scientific, Inc.	1,641,710

		18,761,551

Finance – 9.2%
14,000	Crown Castle International Corp.	1,551,620
13,500	Fidelity National Information Services, Inc.	1,392,255
18,300	Interactive Brokers Group, Inc. Class A	1,095,438
19,300	Intercontinental Exchange, Inc.	1,426,463
7,200	Mastercard, Inc. Class A	1,425,600
6,400	Public Storage	1,394,112
11,800	T. Rowe Price Group, Inc.	1,405,144
12,800	Visa, Inc. Class A	1,750,272

		11,440,904

Health Services – 2.8%
13,400	HCA Healthcare, Inc.	1,664,682
7,400	UnitedHealth Group, Inc.	1,873,828

		3,538,510

Health Technology – 6.9%
7,900	Amgen, Inc.	1,552,745
6,100	Becton Dickinson & Co.	1,527,257
8,000	Bio-Techne Corp.	1,285,120
10,400	Charles River Laboratories International, Inc.*	1,292,720
11,800	Johnson & Johnson	1,563,736
8,300	Stryker Corp.	1,354,975

		8,576,553

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 1.3%
17,700	Waste Management, Inc.	$ 1,593,000

Non-Energy Minerals – 0.9%
10,800	Eagle Materials, Inc.	1,072,980

Process Industries – 3.6%
10,400	Ecolab, Inc.	1,463,280
9,500	Praxair, Inc.	1,591,250
23,200	RPM International, Inc.	1,493,384

		4,547,914

Producer Manufacturing – 7.9%
16,500	AMETEK, Inc.	1,283,700
10,100	Honeywell International, Inc.	1,612,465
10,300	Illinois Tool Works, Inc.	1,476,299
6,000	Lennox International, Inc.	1,302,480
2,100	Mettler-Toledo International, Inc.*	1,244,271
7,200	Rockwell Automation, Inc.	1,350,432
5,300	Roper Technologies, Inc.	1,600,070

		9,869,717

Retail Trade – 8.2%
3,100	Amazon.com, Inc.*	5,510,064
14,500	Dollar General Corp.	1,423,175
8,300	The Home Depot, Inc.	1,639,416
3,700	The Sherwin-Williams Co.	1,630,701

		10,203,356

Technology Services – 22.1%
5,900	Adobe Systems, Inc.*	1,443,612
4,500	Alphabet, Inc. Class A*	5,522,490
6,700	ANSYS, Inc.*	1,131,496
10,400	Automatic Data Processing, Inc.	1,403,896
15,300	Cognizant Technology Solutions Corp. Class A	1,246,950
17,700	Facebook, Inc. Class A*	3,054,666
19,000	Fiserv, Inc.*	1,434,120
13,200	Guidewire Software, Inc.*	1,137,840
9,300	Jack Henry & Associates, Inc.	1,252,710
55,800	Microsoft Corp.	5,919,264
20,700	Paychex, Inc.	1,428,714
10,200	Red Hat, Inc.*	1,440,546
8,700	VeriSign, Inc.*	1,263,501

		27,679,805

Transportation – 1.3%
13,500	United Parcel Service, Inc. Class B	1,618,515

TOTAL COMMON STOCKS (Cost $84,948,449)		$122,669,830

Exchange Traded Fund – 1.4%
11,800	iShares Russell 1000 Growth ETF	$ 1,740,618
(Cost $1,683,843)

COMMERCE GROWTH FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.5%
Repurchase Agreement – 0.5%
Fixed Income Clearing Corp.
$ 670,000	0.350%	08/01/18	$ 670,000
Maturity Value: $670,007
(Cost $670,000)

TOTAL INVESTMENTS – 100.1% (Cost $87,302,292)			$125,080,448

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(151,920)

NET ASSETS – 100.0%			$124,928,528

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $610,000 U.S. Treasury Bond, 3.750%, due 11/15/43 with a market value of $683,622.

*	Non-income producing security

COMMERCE VALUE FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Commercial Services – 1.7%
57,000	Omnicom Group, Inc.	$ 3,923,310

Communications – 4.8%
200,000	AT&T, Inc.	6,394,000
91,500	Verizon Communications, Inc.	4,725,060

		11,119,060

Consumer Non-Durables – 8.0%
42,500	Kimberly-Clark Corp.	4,839,050
40,000	PepsiCo, Inc.	4,600,000
56,000	Procter & Gamble Co.	4,529,280
51,000	V. F. Corp.	4,695,570

		18,663,900

Consumer Services – 1.8%
26,000	McDonald’s Corp.	4,096,040

Distribution Services – 1.9%
45,500	Genuine Parts Co.	4,427,605

Electronic Technology – 7.4%
97,000	Cisco Systems, Inc.	4,102,130
14,000	Lockheed Martin Corp.	4,565,400
37,500	Texas Instruments, Inc.	4,174,500
12,000	The Boeing Co.	4,275,600

		17,117,630

Energy Minerals – 8.3%
68,000	Chevron Corp.	8,586,360
79,500	Exxon Mobil Corp.	6,480,045
51,000	Occidental Petroleum Corp.	4,280,430

		19,346,835

Finance – 24.7%
95,000	Aflac, Inc.	4,421,300
28,500	Ameriprise Financial, Inc.	4,151,595
63,000	Arthur J. Gallagher & Co.	4,495,050
81,000	BB&T Corp.	4,115,610
38,000	CME Group, Inc.	6,046,560
79,000	JPMorgan Chase & Co.	9,081,050
226,000	People’s United Financial, Inc.	4,119,980
76,500	Principal Financial Group, Inc.	4,443,120
35,000	T. Rowe Price Group, Inc.	4,167,800
84,000	U.S. Bancorp.	4,452,840
136,000	Wells Fargo & Co.	7,791,440

		57,286,345

Health Technology – 13.7%
35,000	Amgen, Inc.	6,879,250
50,000	Eli Lilly & Co.	4,940,500
53,000	Johnson & Johnson	7,023,560
70,000	Merck & Co., Inc.	4,610,900
207,500	Pfizer, Inc.	8,285,475

		31,739,685

Industrial Services – 1.9%
63,000	ONEOK, Inc.	4,437,720

Process Industries – 3.8%
26,500	Air Products & Chemicals, Inc.	4,350,505
81,000	Sonoco Products Co.	4,521,420

		8,871,925

Shares	Description	Value
Common Stocks – (continued)
Producer Manufacturing – 3.8%
21,000	3M Co.	$ 4,458,720
59,500	Emerson Electric Co.	4,300,660

		8,759,380

Retail Trade – 2.0%
52,000	Walmart, Inc.	4,639,960

Technology Services – 1.8%
62,000	Paychex, Inc.	4,279,240

Transportation – 3.9%
59,000	Ryder System, Inc.	4,619,700
36,500	United Parcel Service, Inc. Class B	4,375,985

		8,995,685

Utilities – 5.9%
64,000	Dominion Energy, Inc.	4,589,440
27,000	NextEra Energy, Inc.	4,523,580
96,000	The Southern Co.	4,665,600

		13,778,620

TOTAL COMMON STOCKS (Cost $187,585,003 )		$221,482,940

Exchange Traded Fund – 4.0%
75,000	iShares Russell 1000 Value Index Fund	$ 9,399,000
(Cost $9,194,096)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
Fixed Income Clearing Corp.
$ 1,375,000	0.350%	08/01/18	$ 1,375,000
Maturity Value: $1,375,013
(Cost $1,375,000)

TOTAL INVESTMENTS – 100% (Cost $198,154,099)			$232,256,940

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(3,568)

NET ASSETS – 100.0%			$232,253,372

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $1,255,000 U.S. Treasury Bond, 3.750%, due 11/15/43 with a market value of $1,406,467.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Commercial Services – 8.1%
18,100	Bright Horizons Family Solutions, Inc.*	$ 1,936,519
8,900	FactSet Research Systems, Inc.	1,792,104
14,400	Gartner, Inc.*	1,950,192
34,500	KAR Auction Services, Inc.	2,051,025
11,400	MSCI, Inc.	1,894,566
26,200	Omnicom Group, Inc.	1,803,346
10,300	WEX, Inc.*	1,955,146

		13,382,898

Consumer Durables – 3.5%
68,000	PulteGroup, Inc.	1,937,320
32,400	The Toro Co.	1,950,156
52,700	Toll Brothers, Inc.	1,858,202

		5,745,678

Consumer Non-Durables – 7.5%
39,150	Brown-Forman Corp. Class B	2,083,563
17,700	Carter’s, Inc.	1,855,491
38,300	Church & Dwight Co., Inc.	2,140,970
15,500	International Flavors & Fragrances, Inc.	2,057,780
18,000	McCormick & Co., Inc.	2,115,720
23,700	V. F. Corp.	2,182,059

		12,435,583

Consumer Services – 5.8%
36,450	Rollins, Inc.	2,002,563
53,900	Service Corp. International	2,120,965
26,800	Six Flags Entertainment Corp.	1,740,660
107,300	The Wendy’s Co.	1,789,764
7,000	Vail Resorts, Inc.	1,938,090

		9,592,042

Distribution Services – 1.2%
12,600	Pool Corp.	1,930,950

Electronic Technology – 11.0%
21,900	Amphenol Corp. Class A	2,047,869
31,100	BWX Technologies, Inc.	2,045,136
44,300	Cadence Design Systems, Inc.*	1,953,187
37,400	FLIR Systems, Inc.	2,191,640
26,625	HEICO Corp.	2,033,351
20,600	Microchip Technology, Inc.	1,924,658
16,600	Motorola Solutions, Inc.	2,013,580
21,800	Synopsys, Inc.*	1,949,574
5,700	TransDigm Group, Inc.	2,140,578

		18,299,573

Finance – 12.7%
15,200	Boston Properties, Inc.	1,908,056
20,400	Comerica, Inc.	1,977,576
36,400	Eaton Vance Corp.	1,933,932
19,200	Extra Space Storage, Inc.	1,804,224
53,800	Gaming and Leisure Properties, Inc.	1,954,016
29,700	Interactive Brokers Group, Inc. Class A	1,777,842
14,600	Morningstar, Inc.	1,927,200
18,300	Northern Trust Corp.	1,998,726
34,700	RealPage, Inc.*	1,911,970
11,800	SBA Communications Corp.*	1,867,350
15,900	T. Rowe Price Group, Inc.	1,893,372

		20,954,264

Health Services – 2.3%
32,500	Cerner Corp.*	2,017,600
5,900	Chemed Corp.	1,864,577

		3,882,177

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 7.5%
12,100	Bio-Techne Corp.	$ 1,943,744
65,400	Bruker Corp.	2,118,960
17,300	Charles River Laboratories International, Inc.*	2,150,390
8,200	The Cooper Cos., Inc.	2,136,100
16,500	Varian Medical Systems, Inc.*	1,904,925
19,500	West Pharmaceutical Services, Inc.	2,138,175

		12,392,294

Non-Energy Minerals – 1.1%
17,900	Eagle Materials, Inc.	1,778,365

Process Industries – 4.9%
42,400	Crown Holdings, Inc.*	1,919,448
37,200	RPM International, Inc.	2,394,564
44,000	Sealed Air Corp.	1,939,080
23,700	The Scotts Miracle-Gro Co.	1,882,491

		8,135,583

Producer Manufacturing – 10.0%
26,500	AMETEK, Inc.	2,061,700
24,700	Fortive Corp.	2,027,376
42,700	Graco, Inc.	1,970,178
14,000	IDEX Corp.	2,150,120
3,400	Mettler-Toledo International, Inc.*	2,014,534
14,800	Nordson Corp.	1,984,828
11,600	Rockwell Automation, Inc.	2,175,696
7,000	Roper Technologies, Inc.	2,113,300

		16,497,732

Retail Trade – 3.5%
19,100	Dollar General Corp.	1,874,665
27,800	Dunkin’ Brands Group, Inc.	1,935,714
22,500	Ross Stores, Inc.	1,967,175

		5,777,554

Technology Services – 13.9%
10,800	ANSYS, Inc.*	1,823,904
18,400	Citrix Systems, Inc.*	2,023,448
25,800	Fiserv, Inc.*	1,947,384
17,300	Global Payments, Inc.	1,947,461
14,900	Jack Henry & Associates, Inc.	2,007,030
18,200	LogMeIn, Inc.	1,475,110
27,600	Paychex, Inc.	1,904,952
18,900	Paycom Software, Inc.*	2,008,125
16,300	Proofpoint, Inc.*	1,859,015
11,000	ServiceNow, Inc.*	1,935,560
22,500	Total System Services, Inc.	2,059,650
14,200	VeriSign, Inc.*	2,062,266

		23,053,905

Transportation – 2.4%
22,400	CH Robinson Worldwide, Inc.	2,065,952
16,800	Landstar System, Inc.	1,867,320

		3,933,272

TOTAL COMMON STOCKS (Cost $127,327,043)		$157,791,870

Exchange Traded Fund – 3.6%
45,730	iShares Russell Midcap Growth Index Fund	$ 5,907,402
(Cost $5,772,107)

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.1%
Repurchase Agreement – 1.1%
Fixed Income Clearing Corp.
$ 1,807,000	0.350%	08/01/18	$ 1,807,000
Maturity Value: $1,807,018
(Cost $1,807,000)

TOTAL INVESTMENTS – 100.1% (Cost $134,906,150)			$165,506,272

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(141,111)

NET ASSETS – 100.0%			$165,365,161

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $1,645,000 U.S. Treasury Bond, 3.750%, due 11/15/43 with a market value of $1,843,537.

COMMERCE BOND FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 16.2%
Automotive(a) – 3.1%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A
$ 5,200,000	2.630%	12/20/21	$ 5,119,228
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class A
4,150,000	3.700	09/20/24	4,150,135
Ford Credit Auto Owner Trust Series 2016-1, Class A
7,000,000	2.310	08/15/27	6,847,094
Ford Credit Auto Owner Trust Series 2017-1, Class A
2,500,000	2.620	08/15/28	2,437,001
Ford Credit Auto Owner Trust Series 2018-1, Class A
5,000,000	3.190	07/15/31	4,892,372
Hertz Vehicle Financing II LP Series 2015-2A, Class A
5,000,000	2.020	09/25/19	4,994,303
NextGear Floorplan Master Owner Trust Series 2016-2A, Class A2
4,845,000	2.190	09/15/21	4,800,800

			33,240,933

Credit Card – 0.5%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,584,793

Home Equity – 1.5%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
(1M USD LIBOR + 0.780%)
1,222,447	2.871	01/25/35	1,225,394
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(c)
897,419	4.400	05/25/34	906,081
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
282,090	4.250	09/25/33	288,646
Irwin Home Equity Series 2005-A, Class A3(b)
(1M USD LIBOR + 0.760%)
587,855	2.851	02/25/34	581,692
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
(1M USD LIBOR + 0.675%)
4,279,907	2.766	12/25/34	4,175,709
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(b)(d)
6,406,822	4.000	08/27/57	6,439,796
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
40,673	4.814	11/25/35	40,710
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,164,375
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
1,735,483	7.490	07/25/29	1,759,563
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
43,380	4.761	09/25/36	43,451

			16,625,417

Manufactured Housing – 0.1%
Green Tree Financial Corp. Series 1998-3, Class A5
842,513	6.220	03/01/30	887,414
Green Tree Financial Corp. Series 1998-3, Class A6(b)(d)
105,232	6.760	03/01/30	110,618

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Lehman Manufactured Housing Contract Series 2001-B, Class A3
$ 23,602	4.350%	04/15/40	$ 23,717
Mid-State Trust Series 2011, Class A1
215,311	4.864	07/15/38	222,826

			1,244,575

Other – 8.2%
ARL Second LLC Series 2014-1A, Class A1(a)
1,713,817	2.920	06/15/44	1,677,903
CAL Funding III Ltd. Series 2018-1A, Class A(a)
5,270,833	3.960	02/25/43	5,228,202
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
1,587,910	5.907	06/25/32	1,556,611
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
(1M USD LIBOR + 0.460%)
4,310,762	2.551	12/25/33	4,252,990
CLI Funding LLC Series 2018-1A, Class A(a)
1,217,196	4.030	04/18/43	1,216,494
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
(1M USD LIBOR + 0.200%)
592,787	2.291	02/25/37	550,195
Cronos Containers Program Ltd. Series 2013-1A, Class A(a)
475,000	3.080	04/18/28	467,665
Cronos Containers Program Ltd. Series 2014-2A, Class A(a)
2,962,963	3.270	11/18/29	2,908,074
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,435,000	4.118	07/25/47	6,358,166
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1(a)
383,333	1.950	11/25/39	381,908
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	452,605
Global SC Finance IV Ltd. Series 2017-1A, Class A(a)
2,289,136	3.850	04/15/37	2,263,392
Global SC Finance SRL Series 2013-1A, Class A(a)
1,396,500	2.980	04/17/28	1,366,378
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
1,050,710	1.730	06/20/19	1,048,920
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3(a)
1,250,000	2.600	06/15/21	1,238,545
Invitation Homes Trust Series 2018-SFR2, Class A(a)(b)
(1M USD LIBOR + 0.900%)
4,712,828	2.972	06/17/37	4,704,174
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
(1M USD LIBOR + 0.620%)
227,322	2.711	08/25/33	226,973
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
3,841,040	2.980	01/15/45	3,775,924
Longtrain Leasing III LLC Series 2015-1A, Class A2(a)
5,000,000	4.060	01/15/45	4,947,599
NP SPE II LLC Series 2016-1A, Class A1(a)
3,217,406	4.164	04/20/46	3,219,701
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,488,191	3.067	11/12/32	3,449,910

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Other – (continued)
Sofi Consumer Loan Program Trust Series 2018 3, Class A2(a)(e)
$ 5,000,000	3.670%	08/25/27	$ 4,999,495
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	7,816,880
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
(1M USD LIBOR + 1.125%)
625,654	3.216	06/25/33	627,185
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
674,458	5.750	06/25/35	680,615
TAL Advantage V LLC Series 2014-3A, Class A(a)
3,166,667	3.270	11/21/39	3,109,909
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)(d)
5,000,000	3.250	11/25/60	4,866,095
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)(d)
4,095,401	2.750	04/25/55	4,037,754
Towd Point Mortgage Trust Series 2016-2, Class A1(a)(b)(d)
1,139,079	3.000	08/25/55	1,118,959
Towd Point Mortgage Trust Series 2016-3, Class A1(a)(b)(d)
3,413,830	2.250	04/25/56	3,330,501
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(b)(d)
1,850,000	3.000	07/25/57	1,753,621
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2(a)
1,493,750	4.072	02/16/43	1,488,575
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
(1M USD LIBOR + 0.250%)
1,022,327	2.341	07/25/36	1,020,108
Wendys Funding LLC Series 2018-1A, Class A2I(a)
2,985,000	3.573	03/15/48	2,879,958

			89,021,984

Student Loan – 2.8%
DRB Prime Student Loan Trust Series 2016-B, Class A2(a)
2,303,488	2.890	06/25/40	2,268,461
DRB Prime Student Loan Trust Series 2017-A, Class A2B(a)
4,550,000	2.850	05/27/42	4,439,658
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
6,120,604	2.650	12/15/28	6,009,317
Navient Private Education Refi Loan Trust Series 2018-A, Class A2(a)
1,125,000	3.190	02/18/42	1,109,448
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
(3M USD LIBOR + 0.750%)
595,761	3.109	10/30/45	591,459
SLM Student Loan Trust Series 2011-A, Class A2(a)
695,317	4.370	04/17/28	697,464
Sofi Professional Loan Program LLC Series 2016-B, Class A2B(a)
3,294,679	2.740	10/25/32	3,277,510
Sofi Professional Loan Program LLC Series 2016-E, Class A2B(a)
4,900,000	2.490	01/25/36	4,818,804
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
(1M USD LIBOR + 1.500%)
3,361,766	3.460	01/25/36	3,388,901

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan – (continued)
Towd Point Asset Trust Series 2018-SL1, Class A(a)(b)(d)
$ 3,618,681	2.691%	01/25/46	$ 3,603,957

			30,204,979

TOTAL ASSET-BACKED SECURITIES (Cost $176,118,631)			$ 175,922,681

Municipal Bond Obligations – 6.2%
Alaska(e) – 0.1%
Anchorage AK Certificate Participation (Taxable) Series A
$ 1,290,000	2.765%	07/01/22	$ 1,266,096

California(e) – 1.8%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,917,400
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(f)
5,000,000	0.000	08/01/38	2,397,300
Foothill-De Anza CA Community College District GO Bonds (Taxable – Election of 2006) Series E
1,730,000	3.223	08/01/38	1,581,272
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(f)(g)
22,010,000	0.000	09/01/21	4,581,322
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,059,750
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,035,539

			19,572,583

District of Columbia(e) – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,207,150

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,025,140

Idaho(e) – 0.6%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011(a)
4,100,000	7.000	01/01/31	4,427,795
Idaho State Building Authority Revenue Bonds Taxable (Idaho Board of Education Project) Series A
1,500,000	3.120	09/01/24	1,480,245

			5,908,040

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C GO Bonds Unrefunded Taxable Series C (AGM)(e)
485,000	5.650	10/01/18	486,455

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
$ 1,000,000	5.700%	12/15/27	$ 1,126,900

			1,613,355

Kentucky(e) – 0.2%
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B
2,890,000	2.750	12/01/33	2,613,918

Maryland(e) – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,027,270

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,732,032
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)(e)
1,500,000	5.875	05/01/22	1,582,680

			3,314,712

Mississippi(e) – 0.1%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (Taxable-Refunding-University) Series B
1,465,000	3.000	06/01/23	1,428,697

Missouri – 0.7%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds(e)
2,500,000	5.792	11/01/41	3,149,050
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010(e)
2,800,000	4.820	05/01/23	2,981,720
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,370,999

			7,501,769

Nevada(e) – 0.2%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,627,717

New Jersey – 0.1%
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,284,475

New York – 0.5%
New York GO Build America Bonds Series 2010(e)
2,000,000	4.908	06/01/21	2,095,920
1,055,000	5.008	06/01/22	1,120,073
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,596,282

			5,812,275

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)

Pennsylvania(e) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
$ 3,000,000	6.495%	09/15/28	$ 3,538,050

South Carolina(e) – 0.1%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
650,000	4.000	07/01/34	655,850

Washington(e) – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,940,200

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $62,227,603)			$ 67,337,297

Mortgage-Backed Obligations – 26.7%
Collateralized Mortgage Obligations – 20.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)(d)
$ 640,203	3.851%	04/25/35	$ 645,389
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)(d)
1,227,104	3.000	04/25/45	1,212,776
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)(d)
2,932,928	3.500	12/25/45	2,911,160
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)(d)
1,349,184	3.500	03/25/46	1,318,247
Agate Bay Mortgage Trust Series 2014-3, Class A2(a)(b)(d)
3,789,113	3.500	11/25/44	3,702,913
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
230,195	5.500	11/25/20	230,088
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
43,958	6.000	04/25/36	44,146
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
(1M USD LIBOR + 0.700%)
873,668	2.791	09/25/34	872,910
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)(d)
1,508,901	3.835	11/25/35	1,320,602
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
288,914	5.750	01/25/34	291,072
Citicorp Mortgage Securities Trust, Inc. Series 2006-4, Class 3A1
11,656	5.500	08/25/21	11,734
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
711,936	6.750	08/25/34	751,025
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)(d)
377,787	4.096	12/25/35	347,383
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)(d)
181,692	3.775	04/25/37	171,823
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)(d)
2,422,775	3.500	06/25/58	2,403,514
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
39,925	5.500	07/25/36	40,097

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
$ 85,130	5.250%	09/25/19	$ 85,156
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
44,077	6.500	08/25/32	45,403
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
101,040	6.000	07/25/37	98,134
Countrywide Home Loans Trust Series 2005-27, Class 2A1
719,756	5.500	12/25/35	602,689
Countrywide Home Loans Trust Series 2005-6, Class 2A1
196,262	5.500	04/25/35	189,405
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
(1M USD LIBOR + 0.540%)
929,855	2.631	03/25/35	891,494
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
239,789	5.250	07/25/33	245,110
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
2,035,009	5.500	07/25/35	2,051,739
CSMC Trust Series 2014-WIN2, Class A3(a)(b)(d)
3,523,800	3.500	10/25/44	3,443,778
CSMC Trust Series 2017-HL2, Class A1(a)(b)(d)
4,634,650	3.500	10/25/47	4,504,046
CSMC Trust Series 2017-HL2, Class A3(a)(b)(d)
4,332,352	3.500	10/25/47	4,288,283
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)(d)
2,571,514	3.000	06/25/43	2,467,159
FHLMC REMIC PAC Series 1579, Class PM
62,858	6.700	09/15/23	66,901
FHLMC REMIC PAC Series 2103, Class TE
56,255	6.000	12/15/28	61,157
FHLMC REMIC PAC Series 2110, Class PG
282,603	6.000	01/15/29	303,987
FHLMC REMIC Series 2391, Class Z
749,668	6.000	12/15/31	820,506
FHLMC REMIC Series 2603, Class C
262,664	5.500	04/15/23	272,727
FHLMC REMIC Series 2677, Class BC
1,331	4.000	09/15/18	1,330
FHLMC REMIC Series 2866, Class DH
154,516	4.000	09/15/34	155,167
FHLMC REMIC Series 4088, Class EP
3,926,654	2.750	09/15/41	3,777,071
FHLMC REMIC Series 4272, Class DG
1,345,572	3.000	04/15/43	1,310,756
FHLMC REMIC Series 4370, Class PA
1,297,322	3.500	09/15/41	1,284,932
FHLMC REMIC Series 4679, Class DY
264,429	3.500	07/15/42	262,845
FHLMC REMIC Series 4710, Class WA
696,932	3.500	03/15/44	697,884
FHLMC REMIC Series 4770, Class JH
2,242,444	4.500	10/15/45	2,310,336
FHLMC REMIC Series 4792, Class AC
1,022,701	3.500	05/15/48	1,027,337
FHLMC SLST Series 2018 1, Class A2(e)
1,245,000	3.500	06/25/28	1,220,050
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
1,311,098	5.500	05/25/35	1,214,972
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(b)(d)
9,793,060	3.500	04/25/48	9,621,682

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC FNIC PAC Series 2001-45, Class WG
$ 43,295	6.500%	09/25/31	$ 47,400
FNMA REMIC PAC Series 2003-117, Class KB
2,948,433	6.000	12/25/33	3,212,291
FNMA REMIC PAC Series 2003-14, Class AP
45,063	4.000	03/25/33	45,232
FNMA REMIC PAC Series 2004-53, Class NC
353,288	5.500	07/25/24	367,337
FNMA REMIC Series 2003-83, Class PG
9,771	5.000	06/25/23	9,800
FNMA REMIC Series 2015-2, Class PA
4,315,577	2.250	03/25/44	4,109,219
FNMA REMIC Series 2015-30, Class JA
2,999,640	2.000	05/25/45	2,771,610
FNMA REMIC Series 2016-16, Class PD
5,234,140	3.000	12/25/44	5,053,036
FNMA REMIC Series 2017-110, Class A
13,774,662	3.500	03/25/38	13,759,546
FNMA Series 2003-W6, Class 3A
121,121	6.500	09/25/42	133,107
GNMA REMIC Series 2015-167, Class KM
352,130	3.000	12/20/43	344,809
GNMA REMIC Series 2015-94, Class AT
1,223,022	2.250	07/16/45	1,152,638
GNMA REMIC Series 2016-129, Class W
1,265,000	2.500	07/20/46	1,183,915
GNMA REMIC Series 2018-37, Class KT
1,417,111	3.500	03/20/48	1,402,553
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
(1M USD LIBOR + 0.340%)
596,847	2.431	12/25/34	547,324
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)(d)
139,839	3.641	06/25/34	138,026
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
(1M USD LIBOR + 0.700%)
82,055	2.791	06/25/34	82,284
Impac CMB Trust Series 2003-2F, Class A(c)
320,014	5.730	01/25/33	329,228
Impac CMB Trust Series 2004-4, Class 1A1(b)
(1M USD LIBOR + 0.640%)
928,044	2.731	09/25/34	918,807
Impac CMB Trust Series 2004-4, Class 2A2(c)
1,864,244	4.546	09/25/34	1,909,214
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
26,121	4.080	08/25/34	26,262
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,219,052	6.000	03/25/36	1,039,835
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)(d)
330,463	3.682	04/25/37	313,478
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(b)(d)
1,958,029	3.401	07/25/43	1,920,474
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)(d)
2,077,506	3.000	06/25/29	2,052,997
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)(d)
2,670,898	3.500	10/25/45	2,651,075
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(b)(d)
10,489,637	3.500	08/25/47	10,235,998
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(b)(d)
3,110,264	3.500	11/25/48	3,035,058

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2017-4, Class A5(a)(b)(d)
$ 2,517,866	3.500%	11/25/48	$ 2,482,311
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(b)(d)
8,662,839	3.500	12/25/48	8,448,174
JPMorgan Mortgage Trust Series 2018-4, Class A5(a)(b)(d)
4,880,271	3.500	10/25/48	4,800,395
Lehman XS Trust Series 2005-1, Class 1A4(b)
(1M USD LIBOR + 0.510%)
20,681	2.601	07/25/35	20,643
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)(d)
457,086	4.122	07/25/33	455,075
Master Alternative Loans Trust Series 2004-4, Class 1A1
128,522	5.500	05/25/34	133,366
Master Alternative Loans Trust Series 2004-4, Class 8A1
814,384	6.500	05/25/34	851,262
Master Alternative Loans Trust Series 2004-9, Class A6(c)
66,163	5.643	08/25/34	68,201
Mello Mortgage Capital Acceptance Series 2018-MTG1, Class A1(a)(b)(d)
3,832,160	3.500	05/25/48	3,754,990
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)(d)
230,773	3.336	03/25/33	214,222
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)(d)
926,517	5.457	11/25/35	866,774
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
890,984	6.000	08/25/37	721,690
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)(d)
2,168,785	3.250	07/25/43	2,133,711
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
(1M USD LIBOR + 2.250%)
1,398,370	4.341	05/25/38	1,386,514
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)(d)
541,369	5.203	11/25/21	509,667
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)(d)
23,216	4.790	07/25/35	23,130
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
(1M USD LIBOR + 0.500%)
226,290	2.591	07/25/35	195,354
Residential Asset Securitization Trust Series 2004-A6, Class A1
123,027	5.000	08/25/19	122,203
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
139,278	5.500	11/25/35	131,725
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
512,005	5.750	12/25/35	484,451
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
138,717	5.500	12/25/21	140,296
Seasoned Credit Risk Transfer Trust Series 2017-3, Class MA
4,626,844	3.000	07/25/56	4,493,604
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
(1M USD LIBOR + 0.620%)
400,687	2.704	11/20/34	397,564

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust Series 2012-2, Class A3(b)(d)
$ 1,139,379	3.500%	04/25/42	$ 1,120,374
Sequoia Mortgage Trust Series 2013-2, Class A1(b)(d)
2,630,130	1.874	02/25/43	2,349,770
Sequoia Mortgage Trust Series 2013-6, Class A1(b)(d)
4,695,317	2.500	05/25/43	4,428,088
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)(d)
4,133,284	3.500	05/25/45	4,102,607
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)(d)
3,704,094	3.500	07/25/45	3,669,657
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)(d)
2,645,781	3.000	07/25/45	2,612,105
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)(d)
2,272,132	3.000	11/25/30	2,231,393
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(b)(d)
2,924,491	3.500	11/25/46	2,858,894
Sequoia Mortgage Trust Series 2017-1, Class A4(a)(b)(d)
5,892,607	3.500	02/25/47	5,851,208
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(b)(d)
3,322,059	3.500	08/25/47	3,258,732
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(b)(d)
9,454,763	3.500	09/25/47	9,226,147
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(b)(d)
3,157,799	3.500	02/25/48	3,094,074
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(b)(d)
8,694,093	3.500	10/25/47	8,507,935
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)(d)
889,646	3.788	10/25/34	895,486
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)(d)
148,234	3.999	04/25/34	149,287
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)(d)
297,580	3.787	10/25/33	303,599
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)(d)
464,679	3.833	11/25/33	467,619
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)(d)
263,241	4.172	11/25/33	262,722
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
307,483	5.500	06/25/20	300,528
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)(d)
228,954	3.674	09/25/35	222,042
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
130,598	5.250	03/25/37	133,330
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(b)(d)
9,264,380	3.500	08/20/45	9,063,528
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)(d)
2,596,572	3.500	08/20/45	2,572,229
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)(d)
4,645,837	3.500	01/20/46	4,531,034

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,216,200)			$ 223,437,178

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 4.1%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 3,900,673	2.962%		11/10/46	$ 3,899,858
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
4,873,026	2.674		04/10/48	4,842,968
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,238,811	2.904		10/10/46	2,237,814
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
2,714,010	3.147		02/10/47	2,715,458
Commercial Mortgage Trust Series 2012-CR4, Class A2
443,932	1.801		10/15/45	434,003
Commercial Mortgage Trust Series 2014-CR15, Class A2
4,127,681	2.928		02/10/47	4,127,764
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840		04/10/47	699,871
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,463,332	3.046		04/15/47	1,464,066
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773		10/15/48	1,905,469
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2(a)
3,000,000	2.579		03/10/49	2,891,527
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
3,469,850	2.916		02/15/47	3,469,046
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933		03/15/48	7,817,960
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	4,967,622
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
2,906,798	3.036		05/15/47	2,906,683

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $45,827,388)				$ 44,380,109

Federal Agencies – 2.0%
FHLMC
$ 1,102	8.500%		03/01/21	$ 1,108
152,901	7.000		05/01/26	164,046
25,985	7.500		12/01/30	30,100
33,965	7.500		01/01/31	38,101
65,116	7.000		08/01/31	72,507
878,547	5.000		05/01/33	941,666
(1Y US Treasury Yield Curve Rate + 2.229%)
161,052	3.965	(b)	05/01/34	169,737
(12M USD LIBOR+1.864%)
119,386	3.614	(b)	01/01/36	126,176
1,305,059	4.000		06/01/42	1,336,498
1,843,153	3.000		06/01/45	1,762,901
(12M USD LIBOR + 1.600%)
3,239,082	2.757	(b)	07/01/45	3,193,195

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA
$ 26,646	9.000%		02/01/25	$ 27,070
9,741	6.500		03/01/26	10,671
1,242,239	2.500		05/01/28	1,203,326
7,685	8.000		07/01/28	7,732
25,683	6.500		10/01/28	28,137
51,714	6.000		07/01/29	56,081
11,807	7.500		09/01/29	11,912
36,914	7.000		03/01/31	39,643
7,273	7.500		03/01/31	7,892
17,715	7.000		11/01/31	18,149
33,881	7.000		01/01/32	34,361
128,884	6.000		12/01/32	139,863
(6M USD LIBOR + 1.413%)
46,285	3.085	(b)	02/01/33	48,359
30,345	5.000		07/01/33	32,066
(12M USD LIBOR + 1.740%)
126,040	3.490	(b)	10/01/34	132,423
(12M USD LIBOR + 1.760%)
118,587	3.706	(b)	02/01/35	124,059
2,883,250	3.500		08/01/35	2,904,448
(12M USD LIBOR + 1.586%)
1,113,064	2.616	(b)	12/01/45	1,104,551
2,675,900	4.500		01/01/48	2,733,636
GNMA
45,779	8.000		02/15/22	47,655
22,203	7.500		08/20/25	23,955
117,204	7.500		07/20/26	131,214
90,751	6.500		04/15/31	99,616
138,149	6.500		05/15/31	151,644
5,074,689	2.500		06/20/31	4,855,092

				21,809,590

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $294,624,198)				$289,626,877

Corporate Obligations – 41.4%
Aerospace/Defense – 0.4%
Northrop Grumman Corp.(e)
$ 2,355,000	2.930%		01/15/25	$ 2,245,435
United Technologies Corp.
2,000,000	5.700		04/15/40	2,307,519

				4,552,954

Auto Manufacturers – 1.0%
Ford Motor Co.(e)
2,000,000	4.346		12/08/26	1,929,436
Ford Motor Credit Co. LLC
1,000,000	2.979	(e)	08/03/22	959,070
2,500,000	4.134		08/04/25	2,416,945
General Motors Co.
4,000,000	5.000		04/01/35	3,833,194

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Auto Manufacturers – (continued)
General Motors Financial Co., Inc.(e)
$ 2,000,000	3.950%		04/13/24	$ 1,958,420

				11,097,065

Banks – 7.4%
Bank of America Corp.
3,000,000	4.000		01/22/25	2,962,148
3,749,000	3.419	(b)(d)(e)	12/20/28	3,525,667
Citigroup, Inc.
3,000,000	5.500		09/13/25	3,189,141
3,500,000	4.450		09/29/27	3,460,257
Citizens Bank NA(e)
3,000,000	2.450		12/04/19	2,975,167
Cooperatieve Rabobank UA/ NY
3,100,000	2.750		01/10/23	2,996,313
Credit Suisse New York
3,000,000	3.000		10/29/21	2,968,422
Deutsche Bank AG
2,000,000	3.125		01/13/21	1,948,703
HSBC Holdings PLC
3,130,000	6.100		01/14/42	3,797,198
HSBC USA, Inc.
1,052,000	9.300		06/01/21	1,201,972
Huntington Bancshares, Inc.(e)
3,850,000	3.150		03/14/21	3,818,216
JPMorgan Chase & Co.
1,600,000	2.250	(e)	01/23/20	1,582,783
2,000,000	4.350		08/15/21	2,054,189
1,500,000	3.514	(b)(d)(e)	06/18/22	1,501,249
(3M USD LIBOR + 1.000%)
150,000	3.335	(b)	04/26/23	150,327
(3M USD LIBOR + 3.470%)
2,500,000	5.809	(b)(e)	04/30/99	2,511,000
KeyBank NA
4,000,000	3.400		05/20/26	3,787,992
Lloyds Bank PLC
1,640,000	6.375		01/21/21	1,754,408
Manufacturers & Traders Trust Co.(e)
4,000,000	2.625		01/25/21	3,932,547
Mitsubishi UFJ Financial Group, Inc.
3,000,000	3.777		03/02/25	2,975,317
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,394,550
PNC Bank NA(e)
2,500,000	2.950		01/30/23	2,425,532
Santander UK PLC
1,000,000	3.050		08/23/18	1,000,488
The PNC Financial Services Group, Inc.(e)
3,750,000	3.150		05/19/27	3,562,643
(3M USD LIBOR + 3.678%)
2,500,000	6.750	(b)	07/29/49	2,696,875
U.S. Bancorp(e)
2,050,000	3.600		09/11/24	2,033,720
UBS Group Funding Switzerland AG(a)(b)(e)
(3M USD LIBOR + 0.954%)
2,750,000	2.859		08/15/23	2,642,529

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Wells Fargo & Co.
$ 2,500,000	4.100%	06/03/26	$ 2,472,528
1,500,000	4.650	11/04/44	1,472,864
2,000,000	4.750	12/07/46	2,013,024
Wells Fargo Bank NA(h)
2,000,000	6.180	02/15/36	2,293,590

			80,101,359

Beverages(e) – 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6,000,000	4.439	10/06/48	5,849,332
PepsiCo, Inc.
2,190,000	4.450	04/14/46	2,318,391

			8,167,723

Biotechnology – 0.4%
Amgen, Inc.
1,295,000	6.400	02/01/39	1,566,459
Celgene Corp.(e)
3,250,000	3.900	02/20/28	3,148,328

			4,714,787

Chemicals(e) – 0.2%
Praxair, Inc.
2,740,000	3.200	01/30/26	2,670,226

Commercial Services – 1.0%
Gonzaga University
3,500,000	4.158	04/01/46	3,390,139
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,070,403
Northwestern University
1,000,000	4.643	12/01/44	1,130,166

			10,590,708

Diversified Financial Services – 3.8%
Air Lease Corp.(e)
2,500,000	2.625	07/01/22	2,393,782
American Express Co.(e)
3,900,000	2.500	08/01/22	3,750,034
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,158,652
Blackstone Holdings Finance Co. LLC(a)
3,000,000	5.875	03/15/21	3,174,648
Brookfield Asset Management, Inc.(e)
2,000,000	4.000	01/15/25	1,959,250
CDP Financial, Inc.(a)
1,000,000	3.150	07/24/24	985,562
Citicorp Lease Pass-Through Trust 1999-1(a)
1,860,870	8.040	12/15/19	1,975,035
CME Group, Inc.
1,685,000	3.000	09/15/22	1,661,743
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	4,742,564
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,389,919
Janus Capital Group, Inc.(e)
3,000,000	4.875	08/01/25	3,064,046
Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,008,860

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Diversified Financial Services – (continued)
The Charles Schwab Corp.
$ 2,500,000	3.225%		09/01/22	$ 2,491,807

				41,755,902

Electric – 3.0%
Arizona Public Service Co.
2,150,000	6.875		08/01/36	2,718,419
Consumers Energy Co.(e)
3,290,000	3.950		07/15/47	3,215,497
Duke Energy Progress LLC(e)
2,000,000	2.800		05/15/22	1,960,590
Emerson Electric Co.
1,000,000	6.125		04/15/39	1,232,120
Entergy Louisiana LLC(e)
3,000,000	3.780		04/01/25	2,983,924
Gulf Power Co.(e)
1,250,000	4.550		10/01/44	1,288,239
Louisville Gas & Electric Co.(e)
1,850,000	4.650		11/15/43	1,955,593
Ohio Power Co.
2,870,000	5.850		10/01/35	3,362,199
Pacific Gas & Electric Co.
2,000,000	6.350		02/15/38	2,193,337
PacifiCorp
1,900,000	6.100		08/01/36	2,343,424
PPL Electric Utilities Corp.(e)
1,025,000	4.750		07/15/43	1,106,694
PSEG Power LLC
5,500,000	8.625		04/15/31	7,195,131
Southern California Edison Co.
1,000,000	5.550		01/15/37	1,122,450

				32,677,617

Engineering&Construction(a) – 0.8%
SBA Tower Trust
5,000,000	2.877	(e)	07/15/21	4,887,897
3,520,000	3.448		03/15/48	3,472,639

				8,360,536

Gas – 0.4%
KeySpan Corp.
3,375,000	8.000		11/15/30	4,431,893

Healthcare-Services – 2.1%
Ascension Health
1,500,000	3.945		11/15/46	1,467,748
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,710,828
Community Health Network, Inc.
2,225,000	4.237		05/01/25	2,253,824
Mayo Clinic
2,600,000	3.774		11/15/43	2,491,042
Mission Health System, Inc.
5,710,000	3.033		10/01/22	5,462,492
SSM Health Care Corp.(e)
3,000,000	3.688		06/01/23	3,003,017

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Healthcare-Services – (continued)
$ 4,990,000	3.823%	06/01/27	$ 4,929,197

			23,318,148

Insurance – 3.9%
American International Group, Inc.(e)
2,000,000	3.750	07/10/25	1,956,191
Arch Capital Group Ltd.
2,004,000	7.350	05/01/34	2,547,482
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	4,987,441
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	1,935,046
Loews Corp.(e)
3,000,000	3.750	04/01/26	2,949,743
MassMutual Global Funding II(a)
6,150,000	2.950	01/11/25	5,848,726
MetLife, Inc.(e)
2,055,000	10.750	08/01/69	3,156,994
New York Life Global Funding(a)
2,000,000	2.000	04/13/21	1,930,932
PartnerRe Finance B LLC
525,000	5.500	06/01/20	544,980
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	1,970,501
Prudential Financial, Inc.(b)(e)
(3M USD LIBOR + 4.175%)
2,000,000	5.875	09/15/42	2,130,400
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,079,300
2,100,000	5.000	06/01/21	2,177,587
The Prudential Insurance Co. of America(a)
2,515,000	8.300	07/01/25	3,111,470
Travelers Property Casualty Corp.
2,493,000	7.750	04/15/26	3,073,842
Voya Financial, Inc.
1,800,000	3.650	06/15/26	1,706,353

			42,106,988

Machinery-Diversified(e) – 0.3%
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,801,074

Media – 0.9%
21st Century Fox America, Inc.
1,000,000	7.125	04/08/28	1,212,131
CBS Corp.
2,500,000	7.875	09/01/23	2,879,262
Comcast Corp.
1,250,000	6.400	05/15/38	1,506,115
Warner Media LLC(e)
4,380,000	3.600	07/15/25	4,214,982

			9,812,490

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – 0.3%
The Timken Co.
$ 2,750,000	6.875%		05/08/28	$ 3,084,725

Miscellaneous Manufacturing – 0.4%
General Electric Co.(b)(e)
(3M USD LIBOR + 3.330%)
1,894,000	5.000		12/29/49	1,863,904
Siemens Financieringsmaatschappij NV(a)
2,228,000	1.700		09/15/21	2,124,013

				3,987,917

Oil-Field Services – 2.8%
Apache Corp.
2,835,000	5.100	(e)	09/01/40	2,829,038
1,360,000	7.375		08/15/47	1,731,064
BP Capital Markets PLC
3,250,000	2.750		05/10/23	3,145,281
Equinor ASA
1,795,000	6.800		01/15/28	2,169,176
Exxon Mobil Corp.(e)
3,000,000	2.726		03/01/23	2,941,022
Halliburton Co.(e)
5,000,000	5.000		11/15/45	5,392,005
HollyFrontier Corp.(e)
3,850,000	5.875		04/01/26	4,143,260
Marathon Oil Corp.(e)
2,000,000	2.700		06/01/20	1,973,630
Phillips 66(e)
3,000,000	4.650		11/15/34	3,059,142
Tosco Corp.
2,095,000	8.125		02/15/30	2,791,566

				30,175,184

Paper and Forest Products – 0.4%
International Paper Co.
2,925,000	8.700		06/15/38	4,100,408

Pharmaceuticals – 1.4%
Bayer US Finance LLC(a)
2,000,000	2.375		10/08/19	1,985,047
CVS Pass-Through Trust(a)
2,859,939	7.507		01/10/32	3,314,785
Johnson & Johnson
4,970,000	5.950		08/15/37	6,320,590
Pfizer, Inc.
2,900,000	7.200		03/15/39	4,068,765

				15,689,187

Pipelines – 2.2%
Buckeye Partners LP(e)
2,000,000	4.350		10/15/24	1,963,008
DCP Midstream Operating LP
3,397,000	8.125		08/16/30	4,093,385
Energy Transfer Partners LP(e)
3,000,000	4.900		03/15/35	2,819,627
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,449,092

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – (continued)
ONEOK Partners LP
$ 875,000	8.625%	03/01/19	$ 903,208
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	784,268
1,450,000	7.625	04/01/37	1,781,352
TransCanada Pipelines Ltd.(e)
2,500,000	4.875	01/15/26	2,627,428
Transcanada Trust(b)(e)
(3M USD LIBOR + 3.208%)
4,660,000	5.300	03/15/77	4,482,920

			23,904,288

Real Estate(e) – 3.9%
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,421,954
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,886,999
1,700,000	3.600	06/01/27	1,629,518
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	983,779
Omega Healthcare Investors, Inc.
4,500,000	4.750	01/15/28	4,346,730
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,239,024
2,800,000	4.450	03/15/24	2,810,088
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,474,472
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750	03/23/27	3,837,361
Select Income REIT
4,000,000	4.250	05/15/24	3,826,913
Simon Property Group LP
2,815,000	3.750	02/01/24	2,820,020
3,000,000	4.750	03/15/42	3,155,850
STORE Capital Corp.
2,000,000	4.500	03/15/28	1,955,615
UDR, Inc.
2,640,000	3.750	07/01/24	2,594,006
Ventas Realty LP
2,910,000	3.500	02/01/25	2,788,236
VEREIT Operating Partnership LP
2,400,000	3.950	08/15/27	2,244,209
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,583,775
Weingarten Realty Investors
1,000,000	3.850	06/01/25	969,795

			42,568,344

Retail(e) – 0.1%
AutoNation, Inc.
1,300,000	3.800	11/15/27	1,215,705

Semiconductors – 0.9%
Intel Corp.
5,000,000	3.100	07/29/22	4,993,894

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Semiconductors – (continued)
Maxim Integrated Products, Inc.(e)
$ 5,016,000	3.375%	03/15/23	$ 4,925,613

			9,919,507

Software – 0.1%
Adobe Systems, Inc.
563,000	4.750	02/01/20	577,818

Telecommunications – 1.5%
AT&T, Inc.
2,150,000	6.375	03/01/41	2,367,013
1,500,000	4.800 (e)	06/15/44	1,385,722
3,443,000	4.550 (e)	03/09/49	3,034,235
Bell Canada, Inc.(e)
2,600,000	4.464	04/01/48	2,551,178
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC(a)
2,000,000	4.738	03/20/25	1,985,000
Verizon Communications, Inc.(a)
4,748,000	4.329	09/21/28	4,783,334

			16,106,482

Transportation – 1.0%
Burlington Northern Santa Fe LLC(e)
1,220,000	4.950	09/15/41	1,341,977
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,480,095
Canadian Pacific Railway Co.
1,775,000	5.750	01/15/42	2,067,339
2,500,000	6.125 (e)	09/15/15(i)	3,054,342
Kansas City Southern(e)
3,000,000	4.700	05/01/48	2,979,256
The Kansas City Southern Railway Co.(e)
500,000	4.950	08/15/45	495,733

			11,418,742

TOTAL CORPORATE OBLIGATIONS (Cost $456,940,883)			$ 449,907,777

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$ 241,923
(Cost $236,971)

Agency Debentures – 0.9%
FFCB
$ 2,860,000	5.190%	04/22/21	$ 3,032,561
FHLB
2,650,000	7.125	02/15/30	3,609,698
New Valley Generation III
525,189	5.131	01/15/21	550,792
New Valley Generation V
1,035,460	4.929	01/15/21	1,066,911
Resolution Funding Corp.
1,500,000	8.125%	10/15/19	1,597,473

TOTAL AGENCY DEBENTURES (Cost $9,571,848)			$9,857,435

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 5.4%
United States Treasury Bonds
$ 5,000,000	3.125%	11/15/41	$ 5,045,703
9,000,000	2.750	11/15/42	8,495,156
United States Treasury Inflation Indexed Bond
5,206,900	0.375	01/15/27	5,002,058
7,792,890	0.750	02/15/42	7,495,295
United States Treasury Notes
4,200,000	1.250	03/31/19	4,170,797
3,000,000	1.750	10/31/20	2,937,188
6,000,000	1.750	09/30/22	5,747,812
1,000,000	2.125	12/31/22	970,625
5,000,000	1.375	08/31/23	4,650,586
5,000,000	2.250	01/31/24	4,841,016
10,000,000	2.125	03/31/24	9,603,516

TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,289,329)			$ 58,959,752

Shares	Description		Value
Investment Company – 0.5%
506,527	Vanguard Long-Term Investment Grade Fund Admiral Shares		$ 4,969,032
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(j) – 2.7%
Repurchase Agreement – 2.7%
Fixed Income Clearing Corp.
$ 29,253,000	0.350%	08/01/18	$ 29,253,000
Maturity Value: $29,253,284
(Cost $29,253,000)

TOTAL INVESTMENTS – 100.0% (Cost $1,094,223,506)			$1,086,075,774

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(354,609)

NET ASSETS – 100.0%			$1,085,721,165

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $334,545,496, which represents approximately 30.8% of net assets as of July 31, 2018.

(b)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2018.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2018. Maturity date disclosed is the ultimate maturity.

(d)	Rate shown is that which is in effect on July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

COMMERCE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(g)	Prerefunded security. Maturity date disclosed is prerefunding date.

(h)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(i)	Actual maturity date is September 15, 2115.

(j)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $26,625,000 U.S. Treasury Bond, 3.750%, due 11/15/43 with a market value of $29,838,398.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
FFCB	— Federal Farm Credit Bank
FHA	— Insured by Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNIC	— Financial Network Investment Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
PLC	— Public Limited Company
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
LLC	— Limited Liability Company
LP	— Limited Partnership

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.9%
Home Equity(a) – 2.4%
Argent Securities, Inc. Series 2004-W5, Class AV3B
(1M USD LIBOR + 0.900%)
$ 1,079,028	2.991%	04/25/34	$ 1,078,510
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
(1M USD LIBOR + 1.080%)
301,327	3.171	03/25/33	290,632
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
(1M USD LIBOR + 0.700%)
238,525	3.491	07/25/34	235,560
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
(1M USD LIBOR + 0.400%)
123,439	2.891	09/25/34	116,702

			1,721,404

Other – 1.5%
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4(a)
(1M USD LIBOR + 0.900%)
268,811	2.991	11/25/34	270,211
Towd Point Mortgage Trust Series 2016-3, Class A1(b)(c)
853,457	2.250	04/25/56	832,625

			1,102,836

TOTAL ASSET-BACKED SECURITIES (Cost $2,515,890)			$ 2,824,240

Mortgage-Backed Obligations – 38.4%
Collateralized Mortgage Obligations – 24.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(c)
$ 91,762	3.851%	04/25/35	$ 92,506
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
(6M USD LIBOR + 2.000%)
241,782	4.467	02/25/45	242,707
Banc of America Funding Corp. Series 2004-A, Class 1A3(c)
6,225	3.621	09/20/34	6,368
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(c)
191,754	3.728	11/25/33	193,133
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(c)
59,335	3.902	11/25/34	57,338
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(c)
51,247	4.380	09/25/34	51,661
FHLMC REMIC PAC Series 159, Class H
3,114	4.500	09/15/21	3,132
FHLMC REMIC PAC Series 2022, Class PE
16,031	6.500	01/15/28	17,233
FHLMC REMIC PAC Series 2109, Class PE
34,935	6.000	12/15/28	38,157
FHLMC REMIC PAC Series 23, Class PK
79,166	6.000	11/25/23	83,409
FHLMC REMIC Series 2830, Class DA
527	5.000	07/15/19	526
FHLMC REMIC Series 2972, Class CA
1,631	4.500	05/15/20	1,631

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 3816, Class HA
$ 1,074,494	3.500%	11/15/25	$ 1,085,033
FHLMC REMIC Series 4467, Class DA
765,405	3.000	11/15/41	752,381
FHLMC REMIC Series 4776, Class C
967,083	4.500	03/15/43	990,459
FNMA REMIC PAC Series 1992-129, Class L
24,278	6.000	07/25/22	25,164
FNMA REMIC PAC Series 1992-89, Class MA(d)
4,477	0.000	06/25/22	4,285
FNMA REMIC PAC Series 2003-117, Class KB
546,443	6.000	12/25/33	595,345
FNMA REMIC PAC Series 2003-14, Class AP
60,589	4.000	03/25/33	60,816
FNMA REMIC Series 1991-137, Class H
10,917	7.000	10/25/21	11,262
FNMA REMIC Series 1993-182, Class FA(a)
(10Y US Treasury Index rate–0.650%)
4,992	2.300	09/25/23	4,981
FNMA REMIC Series 2012-110, Class CA
792,242	3.000	10/25/42	768,889
FNMA REMIC Series 2013-112, Class G
770,000	2.125	07/25/40	742,819
FNMA REMIC Series 2015-2, Class PA
671,083	2.250	03/25/44	638,993
FNMA REMIC Series 2016-104, Class BA
691,607	3.000	01/25/47	681,082
FNMA REMIC Series 2016-53, Class BV
876,285	3.500	11/25/27	878,337
FNMA REMIC Series 2016-96, Class A
740,692	1.750	12/25/46	688,483
FNMA REMIC Series 2017-7, Class JA
653,548	2.000	02/25/47	601,305
GNMA REMIC Series 2009-65, Class AF
84,642	4.000	07/20/39	85,832
GNMA REMIC Series 2010-115, Class QJ
100,249	3.500	11/20/38	100,406
GNMA REMIC Series 2010-14, Class PA
39,282	3.000	02/20/40	38,331
GNMA REMIC Series 2010-89, Class GL
239,734	4.000	05/20/39	241,960
GNMA REMIC Series 2012-13, Class EG
1,857,366	2.000	10/20/40	1,776,870
GNMA REMIC Series 2013-188, Class LE
1,351,877	2.500	11/16/43	1,293,692
GNMA REMIC Series 2015-94, Class AT
546,367	2.250	07/16/45	514,924
GSR Mortgage Loan Trust Series 2003-6F, Class A1
19,239	3.000	09/25/32	19,234
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
2,909	5.500	03/25/19	2,916
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
(1M USD LIBOR + 0.440%)
235,457	2.531	05/25/35	230,767
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(c)
534,152	3.734	01/25/36	527,933

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
(1M USD LIBOR + 0.700%)
$ 301,226	2.791%	06/25/34	$ 302,066
Impac CMB Trust Series 2003-2F, Class A(e)(f)
198,104	5.730	01/25/33	203,808
Impac CMB Trust Series 2003-8, Class 2A1(a)
(1M USD LIBOR + 0.900%)
91,362	2.991	10/25/33	90,497
Impac CMB Trust Series 2004-7, Class 1A1(a)
(1M USD LIBOR + 0.740%)
77,023	2.831	11/25/34	76,909
Impac CMB Trust Series 2005-2, Class 2A2(a)
(1M USD LIBOR + 0.800%)
86,003	2.891	04/25/35	83,407
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
(1M USD LIBOR + 0.350%)
714,841	2.441	05/25/36	707,295
IndyMac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(c)
55,354	4.552	10/25/34	55,037
Lehman XS Trust Series 2005-7N, Class 1A1A(a)
(1M USD LIBOR + 0.270%)
141,416	2.361	12/25/35	140,136
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(c)
104,436	3.801	04/21/34	107,191
Master Alternative Loans Trust Series 2004-9, Class A6(e)(f)
14,035	5.643	08/25/34	14,467
MortgageIT Trust Series 2005-1, Class 1A1(a)
(1M USD LIBOR + 0.640%)
717,485	2.731	02/25/35	717,829
MortgageIT Trust Series 2005-1, Class 1A2(a)
(1M USD LIBOR + 0.780%)
617,142	2.871	02/25/35	616,015
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(c)
22,726	4.096	09/25/34	22,614
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
4,526	6.250	12/25/23	4,560
Sequoia Mortgage Trust Series 10, Class 1A(a)
(1M USD LIBOR + 0.800%)
37,946	2.884	10/20/27	36,990
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
(1M USD LIBOR + 0.660%)
63,267	2.744	06/20/33	63,520
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(c)
269,957	3.787	10/25/33	275,417
Vendee Mortgage Trust Series 1996-2, Class 1Z
73,663	6.750	06/15/26	80,188

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,363,928)			$17,748,246

Commercial Mortgage Obligations – 2.3%
GNMA REMIC Series 2010-141, Class B
$ 661,561	2.717	02/16/44	$ 644,248
GNMA REMIC Series 2014-47, Class BC
1,000,000	3.574	06/16/45	1,004,229

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,664,470)			$ 1,648,477

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 11.5%
FHLMC
$ 11,800	6.000%		10/01/23	$ 12,812
28,565	5.000		05/01/27	30,105
413,628	2.500		04/01/28	400,176
653,862	2.757	(a)	07/01/45	644,599
(12M USD LIBOR + 1.600%)
704,439	2.648	(a)	07/01/46	697,211
(12M USD LIBOR + 1.583%)
FNMA
2,515	5.500		05/01/19	2,518
1,112	5.500		06/01/20	1,115
947,067	3.000		11/01/26	944,015
790,654	3.000		12/01/26	788,108
722,821	2.500		03/01/28	700,192
1,343,650	2.500		05/01/28	1,301,682
501,591	2.500		01/01/30	489,905
5,368	7.000		11/01/31	5,500
871,294	2.500		02/01/32	841,027
159,834	6.000		07/01/33	173,330
58,772	3.490	(a)	10/01/34	61,748
(12M USD LIBOR + 1.740%)
662,816	3.500		08/01/35	667,689
566,445	2.616	(a)	12/01/45	562,112
(12M USD LIBOR + 1.586%)
GNMA(a)
(1Y US Treasury Yield Curve rate + 1.500%)
123	3.125		11/20/24	126
242	3.125		12/20/24	244
5,343	2.625		04/20/26	5,428
3,498	2.750		08/20/26	3,536
6,304	3.375		01/20/28	6,489

				8,339,667

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $27,669,780)				$27,736,390

U.S. Government Agency Obligations – 41.3%
FFCB(g)
$ 1,000,000	1.170%		01/13/20	$ 976,856
1,000,000	1.400		04/13/20	977,446
1,000,000	1.420		06/29/20	975,238
1,000,000	1.350		09/21/20	970,867
FHLB
2,500,000	2.000		09/13/19	2,485,680
1,000,000	4.125		12/13/19	1,020,603
1,500,000	1.375		02/18/21	1,449,062
1,000,000	2.000	(g)	09/06/22	960,721
FHLMC
1,500,000	1.250		08/01/19	1,482,193
1,000,000	1.250		10/02/19	985,195
1,000,000	1.500		01/17/20	984,546
900,000	2.000	(e)(g)	04/13/20	895,039
1,000,000	1.875	(g)	11/27/20	980,017
900,000	2.000	(g)	12/18/20	883,783
750,000	1.750	(g)	03/26/21	729,794
525,000	1.550	(e)(g)	06/28/22	519,716
1,000,000	1.750	(e)(g)	11/30/22	984,102
500,000	3.100	(g)	06/29/23	498,079
1,000,000	2.000	(e)(g)	06/14/27	976,001

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA
$ 1,000,000	1.150	%(g)	05/24/19	$ 989,941
1,000,000	1.000	(g)	07/26/19	985,705
2,500,000	1.750		11/26/19	2,473,862
1,000,000	1.500		06/22/20	978,323
1,000,000	1.750	(g)	11/20/20	978,325
500,000	1.250		05/06/21	479,955
1,000,000	1.400	(g)	08/25/21	956,011
900,000	2.075	(g)	02/28/22	873,201
950,000	2.125	(g)	02/28/22	923,446
500,000	2.550	(g)	01/30/23	488,191

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $30,472,255)				$29,861,898

U.S. Treasury Obligations – 16.0%
United States Treasury Inflation Indexed Bonds
$ 1,073,550	0.125%		04/15/19	$1,063,625
1,512,264	1.375		01/15/20	1,521,550
1,074,190	0.125		04/15/20	1,057,721
United States Treasury Notes
1,000,000	1.375		02/28/19	994,844
1,000,000	1.000		09/30/19	982,773
1,000,000	1.500		10/31/19	987,266
1,000,000	1.125		12/31/19	979,805
1,000,000	1.625		06/30/20	980,625
1,000,000	2.250		03/31/21	987,109
2,000,000	2.250		07/31/21	1,970,078

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,860,905)				$11,525,396

Short-Term Investments(h) – 0.5%
Repurchase Agreement – 0.5%
Fixed Income Clearing Corp.
$ 389,000	0.350%		08/01/18	$ 389,000
Maturity Value: $389,004
(Cost $389,000)

TOTAL INVESTMENTS – 100.1% (Cost $72,907,830)				$72,336,924

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%				(52,005)

NET ASSETS – 100.0%				$72,284,919

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2018.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,184,887, which represents approximately 1.6% of net assets as of July 31, 2018.

(c)	Rate shown is that which is in effect on July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at July 31, 2018.

(f)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2018. Maturity date disclosed is the ultimate maturity.

(g)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(h)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $355,000 U.S. Treasury Bond, 3.750%, due 11/15/43 with a market value of $397,845.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 97.2%
Alaska – 1.4%
Alaska State Housing Finance Corp. Revenue Bonds (Refunding) Series A (AA+/Aa2)(a)
$ 1,000,000	5.000%		12/01/29	$ 1,159,990
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	4.000		10/01/24	1,088,150
1,000,000	5.000		10/01/25	1,155,910
1,000,000	5.000	(a)	10/01/28	1,162,650
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)(a)
450,000	5.000		03/01/27	505,085

				5,071,785

Arizona – 2.3%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)(a)
700,000	4.700		01/01/21	726,005
750,000	4.750		01/01/22	777,742
1,000,000	5.000		01/01/25	1,041,030
Goodyear Community Facilities Utilities District No 1 GO Bonds (Refunding) Series 2016 (A-/A1)(a)
880,000	4.000		07/15/32	925,285
McAllister Academic Village LLC AZ Revenue Bonds (Arizona State University) (Refunding) Series 2016 (AA-/Aa3)(a)
1,000,000	5.000		07/01/27	1,173,770
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,112,020
1,000,000	5.000		06/01/23	1,134,990
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)(a)
350,000	5.000		07/01/19	355,002
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)(a)
1,050,000	4.000		07/01/26	1,138,998

				8,384,842

Arkansas(a) – 1.8%
Arkansas State Development Finance Authority State Agency Facilities Revenue Bonds (Department of Community Correction Project) Series 2018 (AA-/NR)(b)
980,000	4.000		11/01/31	1,055,626
1,095,000	4.000		11/01/34	1,153,068
1,000,000	4.000		11/01/35	1,047,750
Arkansas Technical University Revenue Bonds (Refunding Housing System) Series A (NR/A1)
1,135,000	4.000		06/01/31	1,187,732
National Park AR Community College District GO Bonds (Refunding) Series 2018 (A+/NR)
645,000	4.000		03/01/30	685,280
635,000	4.000		03/01/32	667,633
500,000	4.000		03/01/36	514,155

				6,311,244

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
California – 2.4%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (San Francisco) Series S-7 (AA-/A1)(a)
$ 1,000,000	4.000%		04/01/29	$ 1,099,800
1,000,000	4.000		04/01/32	1,081,320
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(a)(c)(d)
3,000,000	1.640		04/01/47	3,010,080
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(a)(c)(d)
1,000,000	1.640		04/01/47	1,003,390
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560		08/01/25	1,108,280
California State Municipal Finance Authority Revenue Bonds (Refunding-Biola University) Series 2017 (NR/Baa1)(a)
1,090,000	5.000		10/01/31	1,256,879
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)(a)
235,000	5.250		05/15/22	235,757

				8,795,506

Colorado – 0.9%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A+/NR)
425,000	4.500		03/01/20	437,436
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/Baa1)
1,255,000	5.000		04/01/22	1,378,944
Colorado State Board for Community Colleges & Occupational Educational System Revenue Bonds (Refunding-Arapahoe Community College–Castle Rock Collaboration Campus) Series A (NR/Aa3)(a)
450,000	4.000		11/01/31	480,460
850,000	4.000		11/01/32	904,026

				3,200,866

Connecticut – 1.2%
Connecticut State Health & Educational Facilities Authority Revenue Bonds (Refunding Fairfield University) Series S (A-/A3)
1,000,000	5.000		07/01/28	1,173,200
1,000,000	5.000	(a)	07/01/29	1,167,590
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/A1)(a)
845,000	3.250		11/15/24	851,642
1,255,000	3.750		11/15/27	1,267,324

				4,459,756

District of Columbia(a)(e) – 1.1%
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A2)
3,890,000	5.250		07/01/19	4,022,960

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – 2.3%
Halifax FL Hospital Medical Center Revenue Bonds (Refunding) Series 2016 (A-/NR)(a)
$ 1,450,000	5.000%	06/01/36	$ 1,603,004
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	53,479
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)(a)
725,000	5.000	06/01/24	805,917
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)(a)
1,000,000	5.000	10/01/22	1,065,390
Miami-Dade County FL Aviation Revenue Bonds (Prerefunded-Miami International Airport) Series A-1 (NR/NR)(a)(e)
240,000	5.500	10/01/20	259,344
Miami-Dade County FL Aviation Revenue Bonds (Unrefunded-Miami International Airport) Series A-1 (A/A2)(a)
760,000	5.500	10/01/25	817,213
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)(a)
685,000	5.250	04/01/21	743,568
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)(a)
500,000	5.000	07/01/24	551,425
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
400,000	5.000	12/01/18	404,132
260,000	5.000	12/01/19	270,150
330,000	5.000	12/01/20	351,104
Tampa FL Health System Revenue Bonds Series A (AA-/Aa3)(a)(e)
1,300,000	5.250	05/15/20	1,383,434

			8,308,160

Georgia – 0.3%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (NR/Baa2)
40,000	6.100	10/01/19	40,971
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (NR/Aa2)
55,000	5.500	08/01/23	60,083
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,140,410

			1,241,464

Illinois – 8.9%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)(a)
2,115,000	4.000	12/01/36	2,175,870

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds–Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)(a)
$ 300,000	6.400%		12/01/28	$ 312,426
Cook County IL School District #111 Burbank GO Bonds (Refunding) Series 2018 (A+/NR)(a)
1,500,000	4.000		12/01/37	1,510,410
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000		12/15/25	1,258,841
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300		01/01/24	493,065
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA-/NR)(a)
400,000	5.000		02/01/23	428,988
Du Page & Cook County Community School District No. 181 GO Bonds (School Building) Series 2017 (AAA/Aaa)(a)
2,220,000	4.000		01/15/30	2,374,357
Du Page & Will County Community School District No. 204 Indian Prairie (Refunding) Series 2016 (NR/Aa1)
5,000,000	2.000		12/30/22	4,958,150
Elk Grove Village GO Bonds Series 2017 (AA+/NR)
530,000	3.000		01/01/24	547,956
550,000	3.000		01/01/25	567,518
1,140,000	5.000		01/01/26	1,321,716
525,000	5.000	(a)	01/01/28	612,318
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)(a)
1,200,000	4.200		12/01/25	1,233,324
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)(a)
470,000	4.850		01/01/26	489,984
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (NR/NR)
405,000	4.000		12/01/18	408,398
440,000	4.500		12/01/20	466,778
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)(a)
1,000,000	4.000		11/15/33	1,028,620
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB/NR)(a)(e)
1,210,000	5.500		02/15/20	1,277,337
Illinois Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500		08/01/31	992,770
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000		11/01/23	1,129,010

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Peoria IL GO Bonds (Refunding) Series B (AA-/A2)
$ 1,205,000	5.000%	01/01/24	$ 1,336,646
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)(a)(e)
1,000,000	5.000	12/01/18	1,012,180
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)(a)
750,000	4.750	10/01/32	783,045
Saint Clair County IL High School District No. 203 O’Fallon GO Bonds (Refunding) Series 2017 (NR/Aa2)
845,000	4.000	12/01/23	897,449
685,000	4.000	12/01/24	727,456
735,000	4.000	12/01/25	781,033
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa2)
765,000	5.000	12/30/25	875,267
905,000	5.000	12/30/28	1,058,742
960,000	5.000	12/30/29	1,130,112

			32,189,766

Indiana – 6.3%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,565,000	4.000	07/15/26	1,662,437
Carmel IN Local Public Improvement Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,810,000	4.000	01/15/34	1,901,767
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
1,000,000	4.000	01/15/35	1,047,540
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,624,539
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)(a)
840,000	4.000	07/15/28	883,520
910,000	4.000	07/15/30	949,021
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/A2)(a)
675,000	6.050	02/01/23	713,144
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (A-/NR)(a)
540,000	5.000	02/01/25	604,228
425,000	5.000	02/01/27	474,398
700,000	5.000	02/01/28	780,227
600,000	5.000	02/01/29	666,822
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A2)(a)
815,000	5.000	02/01/28	899,336
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)(a)
530,000	5.310	04/01/25	538,448

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – (continued)
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
$ 1,000,000	5.000%	07/15/24	$ 1,138,970
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)(a)
1,000,000	4.000	01/15/26	1,092,900
Southmont IN School Building Corp. Revenue Bonds (First Mortgage) Series 2017 (A/NR)(a)
1,320,000	5.000	07/15/32	1,502,067
St. Joseph County IN Economic Development Revenue Bonds (Refunding Saint Marys College) Series 2017 (A-/NR)
1,500,000	5.000	04/01/27	1,727,340
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)(a)
900,000	4.500	09/01/32	923,661
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
625,000	5.000	07/15/30	726,225
500,000	5.000	07/15/31	578,420
500,000	5.000	07/15/32	576,300
500,000	5.000	07/15/33	573,765

			22,585,075

Kansas(a) – 2.0%
Geary County KS Unified School District No. 475 GO Bonds Series A (NR/Aa2)
700,000	4.000	09/01/33	742,966
700,000	4.000	09/01/34	733,859
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)
2,000,000	5.000	11/15/23	2,087,480
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)
1,500,000	4.000	07/01/36	1,522,065
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)
1,015,000	5.000	09/01/30	1,152,614
910,000	5.000	09/01/34	1,020,983

			7,259,967

Kentucky – 4.3%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/A1)(a)
1,000,000	5.000	08/01/26	1,138,780
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (AA-/Aa3)
2,000,000	4.000	05/01/25	2,182,540
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)(a)
240,000	3.750	06/01/26	241,968

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – (continued)
Kentucky State Municipal Power Agency System Revenue Bonds (Refunding) Series A (NPFG) (A-/Baa1)(a)
$ 1,345,000	5.000%		09/01/28	$ 1,530,126
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series B (NR/A1)(a)
750,000	5.000		05/01/28	852,870
915,000	5.000		05/01/29	1,035,277
Kentucky State Property & Building Commission Revenue Bond (Project No 117) Series D (NR/A1)
750,000	5.000		05/01/27	858,412
Louisville & Jefferson County KY Metropolitan Government Health System Revenue Bonds (Norton Healthcare Obligated Group) Series A (A-/NR)(a)
2,710,000	5.000		10/01/27	3,001,569
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/A1)
545,000	5.000		06/01/20	575,242
595,000	5.000		06/01/21	643,016
590,000	5.000		06/01/22	650,351
610,000	5.000		06/01/23	686,061
690,000	5.000		06/01/24	785,434
Owensboro KY GO Bonds Series A (NR/A2)(a)
1,200,000	5.000		05/01/25	1,340,304

				15,521,950

Louisiana – 4.4%
Iberia Parish LA Parish wide School District GO Bonds Series 2017 (AA-/NR)
510,000	3.000		03/01/24	526,157
530,000	4.000		03/01/25	575,940
550,000	4.000		03/01/26	598,708
570,000	4.000		03/01/27	620,479
450,000	4.000	(a)	03/01/28	484,871
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)(a)(e)
5,000,000	5.500		10/01/20	5,397,400
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB/Aaa)(a)(e)
3,715,000	5.250		10/01/21	4,109,793
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/A3)(a)
800,000	5.000		05/15/30	897,544
Louisiana State GO Bonds Series A (AA-/Aa3)(a)
1,655,000	4.000		04/01/35	1,722,607
St. Tammany LA Parish Wide School District No 12 GO Bonds (Refunding) Series 2017 (AA/NR)(a)
980,000	4.000		03/01/28	1,059,801

				15,993,300

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Maine – 1.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds (Refunding) Series B (NR/A1)(a)
$ 1,000,000	4.000%		07/01/33	$ 1,037,980
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (A+/A1)(a)
1,000,000	5.000		07/01/35	1,138,190
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)(a)
1,000,000	5.000		07/01/24	1,083,310
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (BBB+/Baa1)
500,000	5.000		01/01/22	545,790
145,000	5.000		01/01/23	160,954
470,000	5.000		01/01/24	528,633
215,000	5.000	(a)	01/01/34	236,188
330,000	5.000	(a)	01/01/35	361,617

				5,092,662

Massachusetts – 0.7%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)(a)
560,000	5.100		01/01/25	574,263
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)(a)
590,000	4.250		07/01/22	604,939
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA/Aa2)
315,000	2.500		12/01/20	316,131
305,000	2.700		06/01/21	307,150
310,000	3.050		06/01/22	315,617
315,000	3.250		06/01/23	323,508

				2,441,608

Michigan – 8.7%
City of Romulus MI GO Bonds Series B (AA/NR)(a)
1,060,000	5.000		11/01/33	1,199,326
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA/NR)
730,000	5.000		05/01/24	834,251
Flushing Michigan Community School District GO Bonds (School Building & Site) Series 2018 (NR/Aa1)(a)
475,000	5.000		05/01/36	534,361
480,000	5.000		05/01/37	538,824
510,000	5.000		05/01/38	572,087
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)(a)
1,500,000	4.000		12/01/29	1,586,745
1,375,000	4.000		12/01/30	1,446,720
Grand Valley MI State University Revenue Bonds Series A (A+/A1)(a)
1,595,000	5.000		12/01/28	1,817,040
Jenison MI Public Schools GO Bonds (Refunding) Series 2017 (NR/Aa3)
1,110,000	4.000		05/01/23	1,199,566

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Kalamazoo MI Public Schools GO Bonds Series 2018 (NR/Aa3)(a)(b)
$ 2,370,000	4.000%		05/01/31	$ 2,541,754
Kenowa Hills MI Public School GO Bonds (School Building & Site) Series II (AA/NR)(a)
1,000,000	4.000		11/01/30	1,081,300
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA/NR)(a)
750,000	5.000		05/01/26	866,228
Michigan State Building Authority Revenue Bonds (Refunding) Series I (AA-/Aa2)(a)
1,300,000	4.000		10/15/36	1,347,827
Michigan State Finance Authority Limited Obligation Revenue Bonds (Refunding) (Kalamazoo College Project) Series 2018 (NR/A1)(a)
1,590,000	4.000		12/01/36	1,626,459
Michigan State Finance Authority Revenue Bonds (Refunding-Hospital Trinity Health Credit Group) Series A (AA-/Aa3)(a)
1,000,000	4.000		12/01/36	1,032,220
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit Group) Series 2018 (AA+/Aa2)(a)
1,800,000	4.000		11/15/32	1,892,250
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500		10/01/19	710,617
Michigan State Housing Development Authority Revenue Bond Series B (AA+/Aa2)(a)
1,750,000	3.000		06/01/29	1,732,360
Michigan State Housing Development Authority Revenue Bonds (Taxable-Refunding) Series B (AA/NR)
500,000	2.816		04/01/25	481,260
1,000,000	2.866		10/01/25	960,110
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
400,000	2.150		04/01/25	381,812
470,000	2.550	(a)	04/01/28	448,545
410,000	2.600	(a)	10/01/28	390,853
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA/NR)(a)
1,000,000	4.000		05/01/24	1,076,480
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)(a)
750,000	4.000		05/01/28	811,710
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA/NR)(a)
1,590,000	5.000		05/01/26	1,806,987
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000		04/01/25	700,728

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (A+/Aa3)(a)
$ 875,000	5.000%	11/15/24	$ 909,501
Wayne County MI State University Revenue Bonds (Prerefunded-Refunding-General) Series A (NR/NR)(a)(e)
795,000	5.000	11/15/19	829,153

			31,357,074

Minnesota – 0.2%
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A1)
500,000	4.000	10/01/21	531,290

Mississippi(a) – 1.3%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
1,560,000	4.000	09/01/33	1,636,861
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
600,000	4.000	04/01/34	623,676
660,000	4.000	04/01/35	684,691
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/Aa3)
300,000	5.000	11/01/29	348,390
400,000	5.000	11/01/30	462,768
500,000	5.000	11/01/31	576,715
400,000	5.000	11/01/32	460,332

			4,793,433

Missouri – 2.3%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa2)(a)(e)
500,000	5.000	04/01/22	555,535
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
1,500,000	5.000	10/01/37	1,655,220
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A/NR)
1,490,000	4.250	02/15/21	1,508,655
Springfield MO School District No. R-12 GO Bonds (Refunding) (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	4.000	03/01/31	1,082,710
St. Louis Community College District Certificates of Participation Series 2017 (AA/NR)(a)
3,155,000	4.000	04/01/32	3,329,881

			8,132,001

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Nebraska – 0.9%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Health Facilities-Children’s Hospital Obligation Group) Series 2017 (NR/A1)(a)
$ 1,000,000	5.000%		11/15/34	$ 1,133,590
Nebraska Public Power Generation Agency Revenue Bonds (Refunding) (Whelan Energy Center Unit 2) Series A (NR/A2)
1,750,000	5.000		01/01/23	1,952,668
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)(a)
35,000	3.000		05/15/46	30,111

				3,116,369

Nevada(a) – 2.9%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
3,000,000	3.000		07/01/35	2,764,650
Las Vegas NV Convention & Visitors Authority Revenue Bonds (Refunding) Series B (A+/A1)
3,055,000	4.000		07/01/34	3,171,029
Washoe County NV Highway Revenue Bonds (Fuel Tax) Series 2013 (A+/A1)
1,000,000	5.000		02/01/29	1,015,870
Washoe County NV School District GO Bonds Series C (AGM) (AA/A1)
3,750,000	3.000		10/01/36	3,415,912

				10,367,461

New Jersey – 4.4%
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
500,000	4.000		06/15/27	546,410
500,000	4.000	(a)	06/15/28	544,360
760,000	4.000	(a)	06/15/29	821,856
Middlesex County NJ Cops Certificates of Participation (Refunding) Series 2017 (AA+/NR)
705,000	4.000		06/15/26	771,136
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150		06/15/25	797,380
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (BBB+/Baa1)(a)
1,750,000	5.000		06/15/28	1,900,693
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aaa)(a)
970,000	4.750		12/01/23	1,000,545
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa2)
85,000	5.750		02/15/21	89,029

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
$ 1,575,000	5.000%		11/01/20	$ 1,670,051
1,830,000	5.000		11/01/22	2,007,766
Ventnor City NJ GO Bonds (Refunding) Series 2017 (AA-/NR)
1,470,000	4.000		12/01/22	1,585,645
1,530,000	4.000		12/01/23	1,666,966
690,000	4.000		12/01/26	762,464
705,000	4.000		12/01/27	779,511
730,000	4.000	(a)	12/01/28	799,584

				15,743,396

New Mexico(a) – 0.8%
Las Cruces NM Joint Utility Revenue Bonds (Subordinate Line System Improvement) Series 2018 (NR/Aa3)
845,000	4.000		06/01/29	902,942
500,000	4.000		06/01/30	530,700
1,000,000	4.000		06/01/32	1,054,280
500,000	4.000		06/01/33	525,370

				3,013,292

New York – 0.2%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (A+/A1)
35,000	5.500		11/15/18	35,422
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (A-/NR)(a)
500,000	5.000		06/01/29	558,205
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)(a)
250,000	3.800		11/01/37	251,585

				845,212

North Carolina – 1.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (GNMA/FNMA/FHLMC) (AA/Aa1)(a)
1,235,000	3.200		01/01/29	1,240,706
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)(a)
1,190,000	5.000		06/01/22	1,258,235
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000		06/01/20	200,752
420,000	3.000		06/01/21	429,164
330,000	4.000		06/01/22	349,826
350,000	4.000		06/01/23	374,892
480,000	4.000	(a)	06/01/25	510,533

				4,364,108

Ohio – 7.1%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A+/NR)(a)(b)
885,000	4.000		12/01/29	929,675
960,000	4.000		12/01/31	996,422

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)(a)
$ 660,000	3.000%		12/01/19	$ 659,043
Akron OH GO Bonds (Refunding) (AA-/NR)(a)
545,000	5.000		12/01/26	624,298
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)(a)
1,060,000	4.000		12/01/34	1,094,874
950,000	4.000		12/01/36	975,726
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)(a)
2,000,000	5.000		12/01/24	2,180,180
Licking Heights OH Local School District GO Bonds (Refunding) Series C (NR/A1)
765,000	5.000		10/01/27	896,802
1,115,000	5.000	(a)	10/01/28	1,302,197
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	674,692
650,000	4.000		12/01/27	692,998
665,000	4.000		12/01/28	706,217
500,000	4.000		12/01/29	529,210
Miami Valley Career Technology Center OH GO Bonds Series 2018 (NR/Aa2)(a)
725,000	4.000		12/01/34	762,301
2,245,000	4.000		12/01/36	2,341,400
2,170,000	4.000		12/01/37	2,254,001
Middletown OH GO Bonds (Refunding-Various Purpose) Series 2017 (NR/A1)
1,095,000	4.000		12/01/25	1,198,215
1,045,000	5.000		12/01/27	1,241,084
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)(a)
1,000,000	5.000		05/01/27	1,118,060
1,000,000	5.000		05/01/28	1,114,190
750,000	5.000		05/01/29	832,267
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)(a)
1,690,000	5.000		11/15/27	1,937,382
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A1)(a)
700,000	4.000		06/01/36	722,596

				25,783,830

Oklahoma(a) – 0.3%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Purcell Public Schools Project) Series 2018 (A/NR)
1,000,000	5.000		09/01/31	1,149,380

Pennsylvania – 8.9%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000		07/01/25	565,340
450,000	5.000	(a)	07/01/26	503,127

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1) (continued)
$ 490,000	5.000	%(a)	07/01/27	$ 545,914
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A/NR)
1,000,000	5.000		11/15/26	1,149,680
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000		10/01/19	1,057,411
1,250,000	5.250	(a)	10/01/31	1,300,450
Delaware Valley PA Regional Financial Authority Revenue Bonds Series A (CNTY-GTD) (A+/A1)
2,100,000	5.000		09/01/33	2,493,813
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds (Refunding) Series 121 (AA+/Aa2)(a)
1,000,000	3.100		10/01/36	941,390
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000		10/01/18	798,450
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Refunding-Subordinated) Series B (NR/A3)(a)
1,500,000	5.000		06/01/29	1,690,080
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A-2 (NR/A1)(a)
3,000,000	5.000		12/01/35	3,440,400
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series B (A+/A1)(a)
2,315,000	5.000		12/01/25	2,413,156
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)(a)
500,000	5.000		12/01/26	568,985
Peters Township PA School District Washington County GO Bonds Series C (NR/Aa2)(a)
1,000,000	4.000		09/01/36	1,042,140
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A/A2)
610,000	3.000		12/01/18	612,934
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A/A2)
2,000,000	4.000		12/01/18	2,016,180
Scranton PA School District GO Bonds (Refunding) Series E (AA/A2)(a)
1,000,000	5.000		12/01/32	1,126,960
Southcentral PA General Authority Revenue Bond (AICUP Financing Program-York College Of Pennsylvania Project) Series PP4 (A-/NR)(a)
915,000	5.000		11/01/31	1,035,560

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)(a)
$ 1,065,000	5.000%		05/01/29	$ 1,217,955
Wayne County PA Hospital & Health Facilities Authority Revenue Bond (Memorial Hospital Project) Series A (AA-/NR)
550,000	4.000		07/01/25	596,618
520,000	4.000		07/01/27	564,210
400,000	5.000	(a)	07/01/28	466,580
500,000	4.000	(a)	07/01/33	516,665
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000		11/01/24	1,128,300
2,205,000	4.000	(a)	11/01/29	2,280,654
York PA GO Bonds (Refunding) Series A (A-/NR)
1,640,000	5.000		11/15/26	1,867,370

				31,940,322

Rhode Island – 0.8%
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000		06/01/21	1,025,573
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds Series G (AGM) (AA/Aa3)(a)
1,195,000	5.000		05/15/33	1,360,519
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (GNMA) (NR/Aa2)(a)
430,000	3.500		04/01/22	446,645

				2,832,737

South Carolina – 0.6%
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000		12/01/24	1,126,780
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)(a)
1,000,000	5.000		12/01/26	1,133,220

				2,260,000

South Dakota – 1.0%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aaa)
935,000	2.700		05/01/25	939,002
South Dakota State Health & Educational Facilities Authority Revenue Bonds Series 2017 (NR/A1)
750,000	5.000		09/01/23	848,483
825,000	5.000		09/01/24	944,163
605,000	5.000		09/01/25	698,339

				3,429,987

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Tennessee – 1.6%
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/Baa1)
$ 500,000	5.000%		07/01/28	$ 579,150
600,000	5.000	(a)	07/01/29	696,090
500,000	5.000	(a)	07/01/30	577,305
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
2,785,000	3.375		04/01/26	2,859,805
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)(a)
620,000	3.500		07/01/27	632,400
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
445,000	4.050		01/01/38	459,200

				5,803,950

Texas – 5.8%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000		08/15/25	843,306
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (AAA/NR)(a)
540,000	4.000		12/01/30	571,277
485,000	4.000		12/01/32	510,045
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (AA/Aa2)(a)
745,000	4.000		08/01/32	781,758
500,000	4.000		08/01/33	522,690
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)(a)
930,000	5.000		09/01/27	1,070,876
980,000	5.000		09/01/28	1,125,726
Clifton TX Higher Education Finance Corp. Revenue Bond (Refunding-Idea Public Schools) Series 2017 (AAA/NR)(a)
2,500,000	4.000		08/15/28	2,723,425
El Paso County TX Community College District Revenue Bonds Series 2016 (AGM) (AA/NR)(a)
2,000,000	4.000		04/01/31	2,110,700
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)(a)
2,630,000	4.000		08/15/24	2,632,656
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)(a)
235,000	5.000		02/15/20	235,677
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000		02/15/25	349,485
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)(a)
1,000,000	4.000		08/15/26	1,087,410

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)(e)
$ 5,000	5.625%		05/15/19	$ 5,156
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)(a)
1,025,000	5.000		08/15/27	1,151,844
Port Arthur TX Independent School District GO Bonds (Refunding) Series E (NR/Aa3)(a)
2,500,000	4.000		02/15/32	2,649,800
Wichita Falls TX GO Bonds Series A (AA/Aa2)(a)(b)
880,000	4.000		09/01/31	939,374
870,000	4.000		09/01/32	921,634
750,000	4.000		09/01/33	789,083

				21,021,922

Utah(a) – 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A2)
500,000	5.000		07/01/34	578,120

Vermont – 0.4%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000		12/15/20	1,063,560
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000		06/15/20	422,903

				1,486,463

Washington – 1.8%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)(a)
1,620,000	5.000		12/01/26	1,858,788
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)(a)
250,000	4.000		01/01/40	255,533
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (BBB+/Baa1)(a)
500,000	6.000		10/01/23	503,260
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)(a)
495,000	5.000		08/15/27	570,591
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (AA-/Aa3)
1,000,000	5.000		10/01/26	1,178,700
1,150,000	5.000	(a)	10/01/30	1,360,116
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)(a)
775,000	3.450		12/01/30	775,915

				6,502,903

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
West Virginia(a) – 1.6%
West Virginia State Higher Education Policy Commission Revenue Bonds (Refunding Community & Technical College Capital Improvement) Series 2017 (AAA/A1)
$ 2,065,000	5.000%	07/01/30	$ 2,392,881
West Virginia State School Building Authority Lottery Revenue Bonds Series A (AAA/A1)
3,190,000	4.000	07/01/31	3,408,068

			5,800,949

Wisconsin(a) – 2.5%
Horicon WI School District GO Notes (Refunding) Series 2018 (NR/A1)(b)
1,410,000	4.000	04/01/30	1,492,626
1,925,000	4.000	04/01/36	1,991,490
Luxemburg-Casco WI School District Brown & Kewaunee Counties GO Notes (Refunding) Series 2018 (AA-/NR)(b)
520,000	4.000	03/01/30	558,932
765,000	4.000	03/01/31	816,324
540,000	4.000	03/01/32	573,728
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawai Pacific Health Obligated Group) Series A (NR/A1)
1,440,000	4.082	07/01/29	1,429,661
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)(e)
1,000,000	5.000	08/15/18	1,001,340
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,031,710

			8,895,811

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $349,276,162)			$350,630,921

Short-term Investment(f) – 6.5%
Repurchase Agreement – 6.5%
Fixed Income Clearing Corp.
$23,693,000	0.350%	08/01/18	$ 23,693,000
Maturity Value: $23,693,230
(Cost $23,693,000)

TOTAL INVESTMENTS – 103.7% (Cost $372,969,162)			$374,323,921

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%			(13,490,639)

NET ASSETS – 100.0%			$360,833,282

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

(b)	All or portion represents a forward commitment.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2018.

(d)	Rate shown is that which is in effect on July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Prerefunded security. Maturity date disclosed is prerefunding date.

(f)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $21,565,000 U.S. Treasury Bond, 3.750%, due 11/15/43 with a market value of $24,167,701.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NPFG	— National Public Finance Guarantee
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
WR	— Withdrawn Rating

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 98.7%
Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 1,000,000	5.000%		01/01/25	$ 1,041,030

California – 1.5%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)(b)
2,000,000	0.000		07/01/27	1,524,360
California State Department of Veterans Affairs Home Purchase Revenue Bonds (Refunding) Series B (AA/Aa3)(a)
2,000,000	3.250		12/01/36	1,948,580
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (A+/Baa2)(b)
2,400,000	0.000		08/01/29	1,654,704

				5,127,644

Connecticut – 1.5%
Hamden CT GO Bonds Series B (A/NR)
575,000	5.000		08/15/20	608,770
575,000	5.250		08/15/21	623,582
575,000	5.250		08/15/22	634,875
575,000	5.250		08/15/23	644,466
575,000	5.250		08/15/24	652,050
575,000	5.250	(a)	08/15/26	658,863
575,000	5.250	(a)	08/15/29	652,217
575,000	5.250	(a)	08/15/31	648,732

				5,123,555

Florida(a) – 0.6%
Orange County FL Tourist Development Tax Revenue Bonds Series A (AA-/Aa3)
2,000,000	4.000		10/01/33	2,100,880

Illinois – 2.1%
Illinois Finance Authority Revenue Bonds (OSF Healthcare System) Series 2016 (A/A2)(a)
2,500,000	3.250		05/15/39	2,163,325
Illinois Housing Development Authority Revenue Bonds (Refunding Homeowner Mortgage) Series C (AA/Aa2)(a)
3,000,000	2.900		08/01/31	2,855,640
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa3)(a)
2,000,000	4.125		02/01/30	2,061,000
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
95,000	0.000		11/01/19	93,085

				7,173,050

Indiana(a) – 1.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
2,000,000	4.000		01/15/35	2,095,080
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500		02/01/29	510,020

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana(a) – (continued)
Tri-Creek IN 2002 High School Building Corporation Revenue Bonds (Refunding) Series 2016 (AA+/NR)
$ 2,000,000	4.000%		07/15/34	$ 2,077,060

				4,682,160

Kansas(a) – 0.5%
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)
1,500,000	5.000		11/15/32	1,654,020

Louisiana(a)(c) – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
7,000,000	5.500		10/01/20	7,556,360

Michigan(a) – 2.3%
Michigan State Housing Development Authority Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,705,000	2.950		12/01/28	1,701,948
Michigan State Housing Development Authority Revenue Bonds (Non-AMT) (Non-ACE) Series B (AA+/Aa2)
2,920,000	2.550		06/01/27	2,834,152
2,000,000	3.350		12/01/34	1,962,860
Michigan State Housing Development Authority Revenue Bonds Series A (AA/NR)
1,400,000	3.000		10/01/32	1,331,358

				7,830,318

Missouri – 82.1%
Arnold MO Certificates of Participation (A+/NR)
230,000	3.000		11/01/18	230,957
210,000	3.000	(a)(c)	11/01/18	210,874
225,000	3.625	(a)(c)	11/01/18	226,283
470,000	3.700	(a)(c)	11/01/18	472,764
225,000	3.800	(a)(c)	11/01/18	226,379
480,000	3.875	(a)(c)	11/01/18	483,029
250,000	4.000	(a)(c)	11/01/18	251,655
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa2)(a)
1,000,000	5.000		10/01/33	1,109,530
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250		07/01/20	2,128,820
Boone County MO Hospital Revenue Bonds (NR/Baa2)(a)(c)
2,350,000	5.750		08/01/18	2,350,000
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)(a)
2,000,000	4.000		03/01/27	2,145,420
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
2,070,000	4.000		10/01/33	2,168,346
1,655,000	4.000		10/01/34	1,728,813
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)(a)
750,000	5.000		06/01/26	818,632
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
900,000	4.000		03/01/31	976,005
750,000	4.000		03/01/37	793,440

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
$ 600,000	5.000%	02/15/22	$ 659,856
Clay County MO Public School District No. 53 Liberty GO Bonds (Refunding) Series 2016 (AA/NR)(a)
1,000,000	4.000	03/01/34	1,048,640
1,000,000	4.000	03/01/35	1,045,900
1,000,000	4.000	03/01/36	1,042,490
Clay County MO Public School District No. 53 Liberty GO Bonds Series 2018 (AA/NR)(a)
1,000,000	4.000	03/01/33	1,051,390
1,000,000	4.000	03/01/34	1,048,640
Clay County MO Public School District No. R-II GO Bonds (Refunding) Series A (NR/NR)(a)
1,735,000	4.000	03/01/30	1,894,186
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)(a)
810,000	5.200	12/01/23	827,067
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
470,000	5.000	02/01/19	478,380
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000	10/01/42	509,565
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,489,150
1,215,000	5.000	12/01/25	1,409,315
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)(a)
200,000	5.000	09/01/20	200,358
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)(a)
1,000,000	5.000	12/30/26	1,130,100
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa2)(a)(c)
4,280,000	5.000	04/01/22	4,755,380
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000	03/01/38	995,855
Greene County MO Reorganized School District No. R-3 GO Bonds Series B (Direct Deposit Program) (AA+/NR)(a)
905,000	4.000	03/01/30	965,934
985,000	4.000	03/01/32	1,041,421
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)(a)
500,000	5.625	03/01/25	520,335
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB+/NR)(a)
3,225,000	5.000	10/01/37	3,558,723
Hazelwood MO School District GO Bonds (Direct Deposit Program) (Refunding) Series A (AA+/NR)(a)
2,000,000	4.000	03/01/28	2,201,620
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AGC) (AA/A3)(a)
65,000	4.600	06/01/29	65,175

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)(a)
$ 1,500,000	4.000%		03/01/30	$ 1,608,360
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	617,010
875,000	3.000		04/01/23	903,884
500,000	3.000		04/01/24	514,985
960,000	3.000	(a)	04/01/26	976,531
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)(a)
500,000	5.000		12/01/20	501,485
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA/NR)
500,000	4.000		05/01/24	541,855
900,000	4.000		05/01/25	980,397
700,000	4.000	(a)	05/01/27	756,595
630,000	4.000	(a)	05/01/29	674,138
675,000	4.000	(a)	05/01/30	718,922
Jackson County MO Reorganized School District No. 7 GO Bonds (Refunding) (AA+/NR)(a)
840,000	4.000		03/01/28	928,544
580,000	4.000		03/01/30	630,443
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)(a)
475,000	3.000		04/15/28	461,311
575,000	3.250		04/15/30	560,734
550,000	3.300		04/15/31	534,919
700,000	3.375		04/15/32	670,593
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/A1)(a)
1,000,000	5.000		12/01/25	1,144,240
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/A1)(a)
1,345,000	4.000		12/01/26	1,458,679
1,455,000	4.000		12/01/28	1,553,023
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)(a)
595,000	4.250		12/01/23	644,593
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500		12/01/18	905,805
920,000	3.850		12/01/20	962,624
500,000	4.350	(a)	12/01/23	534,660
820,000	4.500	(a)	12/01/24	877,498
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	16,275
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2018 (AA+/NR)(a)
1,525,000	4.000		03/01/29	1,675,914
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A/NR)(a)
1,000,000	5.500		02/15/31	1,067,920
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A/NR)(a)
1,895,000	5.000		02/15/27	2,094,108
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)(a)
5,425,000	4.500		02/01/24	5,867,517

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)(a)
$ 2,130,000	5.500%		09/01/29	$ 2,340,891
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)(a)
1,895,000	4.000		01/01/33	2,002,503
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)(a)
760,000	5.000		09/01/31	785,399
Kansas City MO Special Obligation Revenue Bonds (Refunding) Series C (AA-/A1)
1,000,000	5.000		09/01/27	1,174,420
1,000,000	5.000	(a)	09/01/31	1,148,490
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)(a)
500,000	5.000		04/15/31	524,545
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)(a)
500,000	6.050		09/01/30	506,830
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	1,956,441
1,700,000	5.000		02/15/21	1,826,803
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)(a)
1,040,000	3.000		04/01/27	1,048,081
Metropolitan St. Louis MO Sewer District Wastewater System Revenue Bonds Series A (AAA/Aa1)(a)
485,000	5.000		05/01/42	530,643
Missouri Development Finance Board Annual Appropriation Revenue Bonds (Fulton State Hospital Project) Series 2014 (AA+/Aa1)
1,000,000	5.000		10/01/22	1,117,980
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,071,980
1,500,000	1.450	(a)(d)(e)	12/01/37	1,500,000
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)(a)
3,115,000	5.000		01/01/31	3,466,902
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)(a)
400,000	4.000		04/01/28	416,168
425,000	5.000		04/01/31	462,277
475,000	5.000		04/01/32	516,316
500,000	5.000		04/01/33	542,940
500,000	5.000		04/01/34	542,755
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)(a)
2,450,000	5.000		10/01/21	2,619,368
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
1,825,000	3.000		10/01/26	1,846,754
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)(a)
800,000	4.000		04/01/28	863,424

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
$ 735,000	3.000%		01/01/20	$ 749,325
595,000	5.000	(a)	01/01/30	674,337
775,000	5.000	(a)	01/01/31	875,905
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)(a)
5,000	5.000		01/01/22	5,014
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(a)(c)
310,000	5.500		01/01/19	315,208
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)(a)
90,000	5.500		01/01/23	91,520
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
525,000	4.000		10/01/18	527,100
545,000	4.000		10/01/19	559,186
400,000	3.500		10/01/21	414,308
1,850,000	5.250	(a)	10/01/41	2,010,247
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,543,781
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (NR/A3)(a)(c)
1,000,000	5.125		11/01/19	1,043,200
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	763,894
800,000	5.000		09/01/38	899,720
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Webster University Project) Series 2017 (NR/A2)(a)
1,590,000	4.000		04/01/33	1,640,498
1,345,000	4.000		04/01/34	1,383,682
1,395,000	4.000		04/01/35	1,431,981
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A+/NR)(a)
2,400,000	5.000		10/01/26	2,700,048
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)(a)
2,500,000	5.000		11/15/35	2,761,200
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,000,000	5.000		12/01/33	1,119,380
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)(a)
2,270,000	5.000		12/01/25	2,470,691

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)(a)
$ 470,000	5.125%	11/15/23	$ 474,258
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)(a)
1,375,000	5.000	12/01/31	1,547,260
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (A+/NR)(a)
170,000	5.000	05/15/23	174,548
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) Series 2009 (NR/NR)(a)(c)
830,000	5.000	05/15/19	852,866
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000	06/01/34	1,071,248
1,100,000	5.000	06/01/37	1,231,450
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)(a)(c)
4,000,000	5.000	04/01/21	4,328,120
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/33	1,297,412
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,029,780
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-The Children’s Mercy Hospital) Series 2016 (A+/NR)(a)
1,250,000	4.000	05/15/39	1,271,725
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)(a)(c)
1,000,000	4.500	06/01/20	1,051,160
1,000,000	5.000	06/01/20	1,060,140
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)(a)
500,000	5.000	05/01/30	551,515
1,410,000	5.000	05/01/40	1,491,794
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,042,560
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series C5-REMK (AA+/Aa2)(a)(d)(e)
1,545,000	0.910	11/15/26	1,545,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)(a)
610,000	5.250	07/01/42	623,225
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)(a)
500,000	4.375	07/01/30	513,295

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
$ 1,700,000	3.550%		11/01/30	$ 1,725,466
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (GNMA/FNMA/FHLMC) (AA+/NR)
510,000	2.000		11/01/21	508,562
500,000	3.050	(a)	11/01/28	493,045
430,000	3.150	(a)	11/01/29	424,763
495,000	3.250	(a)	11/01/30	491,025
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
90,000	3.950		05/01/21	92,215
110,000	3.950		11/01/21	112,648
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)(a)
200,000	3.600		11/01/23	205,640
285,000	3.750		05/01/24	293,399
230,000	3.800		05/01/25	236,217
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000		04/01/19	1,188,837
2,835,000	4.000	(a)	04/01/26	2,980,889
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(a)(d)(e)
3,500,000	0.930		11/01/28	3,500,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
280,000	3.000		04/01/19	282,892
265,000	3.250	(a)(c)	04/01/19	268,172
590,000	4.000	(a)(c)	04/01/19	599,977
790,000	4.500	(a)(c)	04/01/19	805,958
425,000	4.625	(a)(c)	04/01/19	433,934
445,000	4.750	(a)(c)	04/01/19	454,719
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
540,000	3.000		09/01/18	540,751
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000		06/01/19	1,539,022
2,750,000	4.000	(a)	06/01/26	2,865,940
2,925,000	4.000	(a)	06/01/27	3,037,525
1,000,000	4.000	(a)	06/01/28	1,034,070
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250		11/01/18	1,009,540
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)(a)
1,135,000	4.000		11/01/22	1,209,320
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)(a)
1,000,000	6.400		03/01/30	1,045,170
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000		03/01/19	1,531,095
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	544,570

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)(a)
$ 1,000,000	4.000%		03/01/30	$ 1,049,480
1,000,000	4.000		03/01/34	1,038,570
1,500,000	4.000		03/01/35	1,555,260
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)(a)
1,000,000	4.000		04/01/23	1,064,100
550,000	4.000		04/01/28	583,853
800,000	4.000		04/01/29	840,312
1,475,000	4.000		04/01/30	1,565,786
Republic MO Special Obligation Revenue Bonds (A+/NR)
360,000	3.000		08/01/18	360,000
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	226,649
410,000	3.450		07/01/32	409,541
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (A-/A3)
2,135,000	5.500		07/01/28	2,612,322
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)(a)
3,000,000	4.000		04/01/23	3,214,200
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,300,000	4.000		04/01/23	1,392,820
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)(a)(c)
2,675,000	4.000		04/01/21	2,828,786
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	564,786
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)(a)(c)
540,000	6.750		03/01/19	553,095
575,000	6.850		03/01/19	589,271
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)(a)
1,310,000	4.000		08/01/31	1,398,949
Springfield MO School District No. R-12 GO Bonds (Refunding) (Direct Deposit Program) Series A (AA+/NR)(a)
2,000,000	4.000		03/01/31	2,165,420
Springfield MO Special Obligation Revenue Bonds (Refunding) Series A (NR/Aa2)
925,000	2.000		05/01/21	925,481
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,615,067
1,220,000	5.000	(a)	07/01/28	1,394,192
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (NR/Aa3)
1,305,000	2.000		05/01/20	1,313,052
1,335,000	2.000		05/01/21	1,333,919
1,000,000	4.000	(a)	05/01/26	1,060,270
1,405,000	4.000	(a)	05/01/27	1,482,612
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000		04/01/22	1,409,920
1,340,000	5.000	(a)	04/01/23	1,482,804

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (Refunding) Series 2016 (AA+/NR)(a)
$ 1,000,000	4.000%		12/01/31	$ 1,054,550
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)(a)
1,250,000	5.650		02/01/30	1,297,900
St. Charles MO Certificates of Participation Series 2012 (NR/A1)(a)
1,000,000	3.000		05/01/22	1,006,840
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)(a)
1,085,000	5.000		04/01/26	1,246,209
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Variable-Heartland Refunding Medical Center) Series A-2009 (NR/Aa1)(a)(d)(e)
2,500,000	1.450		11/15/43	2,500,000
St. Louis County MO Community College District Certificates of Participation Series 2017 (NR/NR)(a)
1,000,000	4.000		04/01/35	1,043,140
2,000,000	4.000		04/01/36	2,075,620
2,515,000	4.000		04/01/37	2,602,472
St. Louis County MO Library District Certificates of Participation (AA/Aa2)(a)
1,855,000	4.000		04/01/25	1,998,781
1,930,000	4.000		04/01/26	2,064,560
2,010,000	4.000		04/01/27	2,135,524
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250		03/01/19	404,424
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)(a)
1,000,000	4.000		03/01/32	1,059,300
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000		08/15/20	933,634
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)(a)
1,735,000	4.000		04/01/26	1,821,177
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)(a)
1,280,000	5.000		07/01/23	1,406,605
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	767,977
800,000	3.000		04/01/22	822,112
800,000	3.000	(a)	04/01/23	820,120
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	3,144,250
St. Louis MO Municipal Finance Corporation Revenue Bonds Series A (A/NR)
1,320,000	5.000		04/15/25	1,514,542
1,390,000	5.000		04/15/26	1,609,898
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)
1,000,000	5.000		02/15/24	1,125,190
2,595,000	4.000	(a)	02/15/35	2,666,414
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
1,000,000	4.000		04/01/29	1,070,810

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a) (continued)
$ 1,000,000	4.000%		04/01/30	$ 1,063,050
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)(a)
695,000	3.250		05/01/21	710,193
Stone County MO Reorganized School District No. 4 (Refunding -MO Direct Deposit Program) Series 2016 (AA+/NR)(a)
1,725,000	4.000		03/01/33	1,806,541
1,840,000	4.000		03/01/34	1,914,428
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)(a)
865,000	3.000		06/01/25	884,999
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)(a)
765,000	4.000		06/01/21	792,073
University MO School District GO Bonds (Refunding) (Direct Deposit Program) Series 2017 (AA+/NR)
1,760,000	4.000		02/15/26	1,950,502
Webster County MO Marshfield School District No. R-1 GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
500,000	4.000		03/01/32	539,625
890,000	4.000		03/01/33	956,705
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,264,064
1,000,000	4.000	(a)	08/01/26	1,083,050
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)(b)
2,000,000	0.000		03/01/26	1,625,960
2,095,000	0.000		03/01/27	1,633,094
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2017 (AA+/Aa1)(a)
3,200,000	4.000		03/01/29	3,476,544
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/Aa3)(a)
1,810,000	4.000		04/01/32	1,889,586
1,800,000	4.000		04/01/33	1,870,380
1,800,000	4.000		04/01/34	1,864,944
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)(a)
1,270,000	3.250		04/01/21	1,280,223
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	642,343
990,000	4.000	(a)	04/01/25	1,069,576
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A+/NR)(a)(d)(e)
500,000	1.090		04/01/32	500,000

				284,089,287

Nevada(a) – 0.5%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
2,000,000	3.000		07/01/35	1,843,100

New Jersey – 0.7%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
2,100,000	5.000		11/01/21	2,267,454

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Dakota(a) – 1.2%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa2)
$ 2,310,000	2.600%	07/01/28	$ 2,221,619
1,895,000	3.150	01/01/36	1,816,206

			4,037,825

Ohio(a) – 0.6%
Ohio Housing Finance Agency RSDL Mortgage Revenue Bonds (Refunding) Series K (GNMA/FNMA/FHLMC) (NR/Aaa)
2,305,000	3.200	09/01/36	2,252,216

Pennsylvania(a) – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,059,910

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
1,500,000	3.375	04/01/26	1,540,290

Wisconsin(a) – 0.6%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
2,000,000	4.000	11/15/34	2,063,420

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $338,237,517)			$341,442,519

Short-term Investment(f) – 0.3%
Repurchase Agreement – 0.3%
Fixed Income Clearing Corp.
$ 1,106,000	0.350%	08/01/18	$ 1,106,000
Maturity Value: $1,106,011
(Cost $1,106,000)

TOTAL INVESTMENTS– 99.0% (Cost $339,343,517)			$342,548,519

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			3,480,860

NET ASSETS – 100.0%			$346,029,379

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2018.

(e)	Rate shown is that which is in effect on July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $1,010,000 U.S. Treasury Bond, 3.750%, due 11/15/43 with a market value of $1,131,898.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NPFG	— National Public Finance Guarantee
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.5%
Alabama(a) – 1.3%
City of Jasper AL GO Bonds (Warrants) Series 2017 (NR/A2)
$ 745,000	4.000%	05/01/29	$ 787,800
Homewood AL Educational Building Authority Revenue Bonds (Refunding Educational Facilities Samford University) Series A (NR/A3)
1,000,000	4.000	12/01/35	1,021,630

			1,809,430

Arizona(a) – 0.3%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
450,000	5.000	01/01/25	468,463

California(b) – 1.7%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (AA-/Baa2)
670,000	0.000	07/01/27	510,660
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,964,713

			2,475,373

Illinois – 0.7%
Illinois State Housing Development Authority Revenue Bonds (Homeowner Mortgage) Subseries A-1 (GNMA/FNMA/FHLMC) (AA/Aa2)(a)
1,000,000	3.500	08/01/31	992,770
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (NR/Baa2)(b)
30,000	0.000	11/01/19	29,395

			1,022,165

Indiana(a) – 0.3%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)
440,000	4.000	01/15/35	460,918

Kansas – 85.4%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)(a)(c)
3,425,000	5.000	12/01/22	3,853,672
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)(a)
800,000	4.000	10/01/27	859,744
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,013,571
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
1,000,000	4.000	09/01/30	1,079,780
500,000	4.000	09/01/31	536,595
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	501,455

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding – Bel Aire & Park City Project) Series 2017 (AGM) (AA/NR)
$ 1,315,000	5.000%		09/01/26	$ 1,533,224
1,305,000	4.000	(a)	09/01/28	1,412,349
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250		09/01/24	1,148,740
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	641,934
650,000	4.000		12/01/30	692,179
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)(a)(c)
595,000	4.150		12/01/19	614,165
City of Dodge KS GO Bonds (Refunding) Series B (A+/NR)
670,000	4.000		09/01/26	728,779
740,000	4.000	(a)	09/01/28	799,037
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)(a)
2,000,000	5.000		11/15/29	2,186,620
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
500,000	3.000		10/01/18	501,270
655,000	4.000		10/01/19	672,587
City of Topeka KS Combined Utility Revenue Bonds (Build America Bonds) (PMT-Recovery Zone Economic Development) Series 2010 (NR/Aa3)(a)
250,000	5.250		08/01/40	256,388
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa2)(a)(c)
1,145,000	4.000		09/01/20	1,200,281
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)(a)
235,000	4.000		09/01/18	235,482
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000		09/01/20	1,892,373
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (NR/NR)(a)
1,530,000	4.000		09/01/30	1,609,835
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)(a)
1,720,000	5.000		09/01/32	1,952,011
750,000	5.000		09/01/40	841,980
Geary Country KS GO Bonds (Refunding) Series 2016 (A/NR)(a)
1,000,000	4.000		09/01/29	1,066,090
Geary County KS Unified Government GO Bonds (Refunding & Improvement) Series B (AA-/NR)(a)
380,000	4.000		12/01/26	408,713
310,000	5.000		12/01/37	349,646

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Geary County KS Unified School District No. 475 (Taxable) Series C (NR/Aa2)(a)
$ 865,000	3.661%		09/01/32	$ 851,065
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000		09/01/18	1,001,310
1,000,000	5.000		09/01/26	1,169,910
1,000,000	3.500	(a)	09/01/30	1,021,190
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/Aa3)(a)
1,000,000	4.000		09/01/33	1,049,270
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)(a)
1,000,000	4.000		09/01/23	1,068,660
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000		09/01/18	751,643
500,000	4.000		09/01/20	524,140
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)(a)
945,000	4.000		10/01/23	969,041
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000		10/01/22	2,673,515
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (AA-/NR)(a)
1,500,000	4.000		10/01/36	1,565,475
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)(a)
500,000	5.000		09/01/27	544,745
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series B (AA/Aa2)(a)
1,000,000	4.000		09/01/31	1,071,270
Johnson County KS Unified School District No. 233 GO Bonds (Refunding) Series C (AA/Aa2)(a)
1,000,000	4.000		09/01/29	1,081,710
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)(a)
1,000,000	4.000		10/01/35	1,056,070
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)(a)
825,000	5.500		09/01/36	906,419
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000		09/01/18	561,602
600,000	5.000	(a)	09/01/33	646,602
600,000	5.000	(a)	09/01/34	646,230
Kansas Development Finance Authority Hospital Revenue Bonds (Refunding-Adventist Health Sunbelt Obligation Group) Series A (AA/Aa2)(a)
1,500,000	5.000		11/15/32	1,654,020
Kansas Development Finance Authority Revenue Bonds (Prerefunded-Sister Leavenworth) Series A (NR/NR)(a)(c)
2,900,000	5.250		01/01/20	3,043,173

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Unrefunded-Sister Leavenworth) Series A (AA-/Aa3)(a)
$ 440,000	5.250%	01/01/25	$ 461,155
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)(a)
525,000	3.000	06/01/23	532,014
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)(a)
1,000,000	5.000	06/01/24	1,084,720
790,000	5.250	06/01/42	856,652
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	521,135
Kansas State Department of Transportation Highway Revenue Bonds Series 2015 (AAA/Aa2)(a)
1,250,000	5.000	09/01/29	1,458,675
1,110,000	5.000	09/01/34	1,273,514
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/WR)(a)(c)
750,000	5.000	05/15/19	770,362
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Stormont-Vail Healthcare) Series F (NR/A2)(a)
1,465,000	5.000	11/15/23	1,529,079
Kansas State Development Finance Authority Hospital Revenue Bonds (Prefunded-Adventist Health System/Sunbelt) Series C (NR/NR)(a)(c)
20,000	5.500	11/15/19	20,947
Kansas State Development Finance Authority Hospital Revenue Bonds (unrefunded-Adventist Health System/Sunbelt) Series C (AA/Aa2)(a)
980,000	5.500	11/15/23	1,031,401
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (A+/A1)(a)
2,000,000	3.500	06/01/23	2,033,080
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)(a)
1,000,000	5.000	11/15/26	1,042,170
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (A+/Aa3)(a)
1,500,000	5.000	11/01/20	1,561,740
2,000,000	5.000	11/01/27	2,079,540
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (A+/Aa3)(a)
700,000	5.000	11/01/22	746,858
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (A+/Aa3)(a)
2,000,000	4.000	03/01/31	2,096,780
Kansas State Development Finance Authority Revenue Bonds Series G (A+/Aa3)(a)
1,000,000	5.000	04/01/30	1,107,520

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (A/NR)(a)
$ 1,335,000	4.000%	07/01/37	$ 1,351,340
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,243,544
500,000	4.000	09/01/38	518,845
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGC) (NR/Aa3)(a)(c)
1,455,000	5.250	09/01/19	1,511,963
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(a)(c)
1,415,000	5.250	09/01/19	1,471,176
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)(a)
500,000	4.000	09/01/26	526,730
Lyons KS Public Building Commission Revenue Bonds (A-/NR)(a)
315,000	5.000	10/01/23	316,906
Newton KS GO Bonds (Refunding) Series A (AA-/NR)(a)
1,555,000	3.000	09/01/27	1,570,348
1,180,000	3.000	09/01/28	1,184,968
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000	09/01/19	1,087,131
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000	12/01/19	313,287
400,000	5.000	12/01/20	428,032
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)(a)
1,930,000	4.000	09/01/26	2,028,584
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)(a)
2,000,000	3.000	09/01/30	1,950,340
Scott County KS Unified School District No. 466 GO Bonds Series A (NR/A2)(a)
920,000	5.000	09/01/28	1,052,977
965,000	5.000	09/01/29	1,100,476
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(a)
1,000,000	5.250	08/01/26	1,000,000
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	4.000	10/01/30	1,074,830
1,000,000	4.000	10/01/31	1,075,330
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(a)
25,000	5.000	11/01/32	25,075
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/Aa3)(a)
985,000	3.000	11/01/32	933,977

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)(a)
$ 800,000	4.000%	09/01/25	$ 865,880
1,500,000	4.000	09/01/26	1,612,140
Sedgwick County KS Unified School District No. 262 GO Bonds Series 2016 (A+/NR)(a)(c)
1,425,000	5.000	09/01/24	1,654,425
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)(a)
1,300,000	4.000	10/01/29	1,401,283
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)(a)(c)
1,000,000	5.000	09/01/22	1,119,480
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa2)
845,000	3.000	09/01/20	861,435
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/Aa2)
200,000	3.750	09/01/18	200,400
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	512,548
1,000,000	4.000	09/01/31	1,054,850
1,065,000	5.000	09/01/32	1,214,515
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa1)
435,000	3.000	09/01/22	450,747
450,000	3.000	09/01/23	466,551
490,000	3.000	09/01/25	505,803
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
600,000	4.000	09/01/29	654,348
650,000	4.000	09/01/30	705,088
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)(b)
2,000,000	0.000	09/01/23	1,774,640
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (A+/Baa2)(a)
1,000,000	5.000	06/01/23	1,022,880
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (A+/Baa2)(a)
300,000	5.000	06/01/23	306,864
475,000	5.000	06/01/24	485,863
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	444,857
460,000	3.000	07/01/22	477,581
Wichita KS Airport Authority Airport Facilities Revenue Bonds (Flightsafety International) Series A (NR/Aa2)(a)(d)(e)
2,000,000	0.970	11/01/31	2,000,000
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	679,255

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds Series B (AMT) (AA+/Aa1)(a)
$ 940,000	4.000%	12/01/42	$ 959,806
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)(a)
415,000	4.000	10/01/26	450,097
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Public Utilities) Series A (A+/A2)(a)
525,000	5.000	09/01/28	579,684
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)(a)(c)
1,000,000	5.000	03/01/19	1,020,970
Wyandotte County Kansas City Ksunif Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A+/A2)(a)
1,000,000	5.000	09/01/26	1,141,400
1,000,000	4.250	09/01/39	1,037,400
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,471,653
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,490,762

			123,041,966

Louisiana(a)(c) – 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A2)
2,000,000	5.500	10/01/20	2,158,960

Massachusetts(a) – 0.1%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
135,000	5.300	01/01/30	138,866

Michigan(a) – 1.2%
Michigan State Housing Development Authority, SF Mortgage Revenue Bonds (Non-ACE) Series B (AA+/Aa2)
1,665,000	2.900	06/01/28	1,664,967

Nevada(a) – 0.6%
Clark County NV GO Bonds (Refunding lasVegas Convention & Visitors Authority) Series C (AA+/Aa1)
1,000,000	3.000	07/01/35	921,550

New Jersey – 0.8%
Union City NJ GO Bonds (Refunding) Series 2017 (NR/Baa1)
1,000,000	5.000	11/01/23	1,109,720

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio(a) – 1.6%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
$ 1,000,000	4.000%	12/01/42	$ 1,014,840
Hamilton County OH Sales Tax Revenue Bonds (Refunding) Series A (NR/A1)
1,200,000	5.000	12/01/24	1,308,108

			2,322,948

Pennsylvania(a) – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	641,246

Tennessee – 0.4%
Knox County Health Educational & Housing Facility Board Revenue Bonds (Refunding) (University Health Systems, Inc.) Series 2017 (BBB/NR)
500,000	3.375	04/01/26	513,430

Texas(a) – 0.8%
Austin TX Community College District Public Facility Corp. Lease Revenue Bonds Series C (NR/Aa2)
1,090,000	4.000	08/01/35	1,131,758

Utah(a) – 1.1%
Unified Fire Service Area Local Building Authority Lease Revenue Bonds (Refunding) Series 2016 (NR/Aa2)
675,000	3.000	04/01/34	638,847
1,000,000	3.000	04/01/35	930,790

			1,569,637

Washington(a)(c) – 0.6%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/20	800,355

Wisconsin(a) – 0.7%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Refunding-Ascension Health Credit Group) Series A (AA+/Aa2)
1,000,000	4.000	11/15/34	1,031,710

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $141,810,877)			$143,283,462

Short-term Investment(f) – 0.8%
Repurchase Agreement – 0.8%
Fixed Income Clearing Corp.
$ 1,190,000	0.350%	08/01/18	$ 1,190,000
Maturity Value: $1,190,012
(Cost $1,190,000)

TOTAL INVESTMENTS – 100.3% (Cost $143,000,877)	$144,473,462

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%	(391,500)

NET ASSETS – 100.0%	$144,081,962

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

July 31, 2018 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2018.

(e)	Rate shown is that which is in effect on July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(f)	Repurchase agreement was entered into on July 31, 2018. This agreement was fully collateralized by $1,085,000 U.S. Treasury Bond, 3.7500%, due 11/15/43 with a market value of $1,215,950.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BHAC	— Berkshire Hathaway Assurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
NPFG	— National Public Finance Guarantee
Non-ACE	— Non-Adjust Current Earnings
WR	— Withdrawn Rating

THE COMMERCE FUNDS

Notes to Financial Statements

July 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

Investment Valuation — The Commerce Funds’ (the “Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the investment adviser’s assumptions in determining fair value measurement).

Changes in valuation approaches or techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting periods.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Such investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Government obligations that mature in sixty days or less shall be valued at the market price. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

i) Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2018:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$122,669,830	$—	$—
Exchange Traded Fund	1,740,618	—	—
Repurchase Agreement	—	670,000	—
Total	$124,410,448	$670,000	$—

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$221,482,940	$—	$—
Exchange Traded Fund	9,399,000	—	—
Repurchase Agreement	—	1,375,000	—
Total	$230,881,940	$1,375,000	$—

MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$157,791,870	$—	$—
Exchange Traded Fund	5,907,402	—	—
Repurchase Agreement	—	1,807,000	—
Total	$163,699,272	$1,807,000	—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$175,922,681	$—
Municipal Bond Obligations	—	67,337,297	—
Mortgage-Backed Obligations	—	289,626,877	—
Corporate Obligations	—	449,907,777	—
Foreign Debt Obligations	241,923	—	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	58,959,752	9,857,435	—
Investment Company	4,969,032	—	—
Repurchase Agreement	—	29,253,000
Total	$64,170,707	$1,021,905,067	—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,824,240	$—
Mortgage-Backed Obligations	—	27,736,390	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	11,525,396	29,861,898	—
Repurchase Agreement	—	389,000	—
Total	$11,525,396	$60,811,528	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$350,630,921	$—
Repurchase Agreement	—	23,693,000	—
Total	$—	$374,323,921	$—

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$341,442,519	$—
Repurchase Agreement	—	1,106,000	—
Total	$—	$342,548,519	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$143,283,462	$—
Repurchase Agreement	—	1,190,000	—
Total	$—	$144,473,462	$—

For further information regarding security characteristics, see the Schedule of Investments.

OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income Funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — The fixed income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of a Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Large Shareholder Purchase and Redemption Risk — A Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentration Risk — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

THE COMMERCE FUNDS

Notes to Financial Statements (continued)

July 31, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

The investments of the Growth, Value and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value and MidCap Growth Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the models and the weights placed on each factor, among others. The quantitative models used by the Adviser to manage the Growth, Value and MidCap Growth Funds may not perform as expected, particularly in volatile markets.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ William Schuetter
William Schuetter
President

Date September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ William Schuetter
William Schuetter
President

Date September 28, 2018

By	/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer

Date September 28, 2018